Document and Entity Information (USD $)	3 Months Ended
	Mar. 31, 2011	May 06, 2011	Jun. 30, 2010
Document Information [Line Items]
Document type	10-Q
Amendment flag	false
Document period end date	Mar 31, 2011
Document fiscal year focus	2011
Document fiscal period focus	Q1
Entity Information [Line Items]
Entity registrant name	ANNALY CAPITAL MANAGEMENT INC
Entity central index key	0001043219
Current fiscal year end date	--12-31
Entity well known seasoned issuer	Yes
Entity voluntary filers	No
Entity current reporting status	Yes
Entity filer category	Large Accelerated Filer
Entity public float			$ 9,536,990,800
Entity Listings [Line Items]
Entity common stock shares outstanding		813,263,525

Consolidated Statements of Financial Condition (USD $) In Thousands	Mar. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 357,012	$ 282,626	[1]
U.S. Treasury Securities, at fair value (including pledged assets of $1,040,443 and $660,823, respectively)	1,088,657	1,100,447	[1]
Reverse repurchase agreements, at fair value	1,348,069	1,006,163	[1]
Securities borrowed, at fair value	368,714	216,676	[1]
Agency Mortgage-Backed Securities, at fair value (including pledged assets of $83,045,860 and $67,787,023, respectively)	93,644,409	78,440,330	[1]
Agency debentures, at fair value (including pledged assets of $332,323 and $1,068,869, respectively)	414,660	1,108,261	[1]
Corporate debt	21,224	21,683	[1]
Investments with affiliates	303,713	252,863	[1]
Receivable for Investment Securities sold	320,465	151,460	[1]
Accrued interest and dividends receivable	391,356	345,250	[1]
Receivable from Prime Broker	3,272	3,272	[1]
Receivable for advisory and service fees	16,631	16,172	[1]
Intangible for customer relationships, net	8,990	9,290	[1]
Goodwill	42,030	42,030	[1]
Interest rate swaps, at fair value	8,879	2,561	[1]
Other derivative contracts, at fair value	1,539	2,607	[1]
Other assets	87,988	24,899	[1]
Total assets	98,427,608	83,026,590	[1]
Liabilities:
U.S. Treasury Securities sold, not yet purchased, at fair value	788,898	909,462	[1]
Repurchase agreements	79,983,914	65,533,537	[1]
Securities loaned, at fair value	359,852	217,841	[1]
Payable for Investments Securities purchased	2,476,409	4,575,026	[1]
Payable for Investments purchased with affiliate	57,500
Convertible Senior Notes	600,000	600,000	[1]
Accrued interest payable	113,101	115,766	[1]
Dividends payable	498,697	404,220	[1]
Interest rate swaps, at fair value	577,150	754,439	[1]
Other derivative contracts, at fair value		2,446	[1]
Accounts payable and other liabilities	79,087	8,921	[1]
Total liabilities	85,534,608	73,121,658	[1]
Stockholders' Equity:
Common stock, par value $.01 per share, 987,987,500 authorized, 804,350,532 and 631,594,205 issued and outstanding, respectively	8,044	6,316	[1]
Additional paid-in capital	12,119,817	9,175,245	[1]
Accumulated other comprehensive income	1,009,528	1,164,642	[1]
Accumulated deficit	(461,460)	(658,391)	[1]
Total stockholders' equity	12,853,017	9,864,900	[1]
Total liabilities, Series B Cumulative Convertible Preferred Stock and stockholders' equity	98,427,608	83,026,590	[1]
Series B Cumulative Convertible Redeemable Preferred Stock [Member]
Liabilities:
6.00% Series B Cumulative Convertible Preferred Stock: 4,600,000 shares authorized, 1,650,047 and 1,652,047 shares issued and outstanding, respectively	39,983	40,032	[1]
Series Cumulative Redeemable Preferred Stock [Member]
Stockholders' Equity:
7.875% Series A Cumulative Redeemable Preferred Stock: 7,412,500 authorized, issued and outstanding	$ 177,088	$ 177,088	[1]

[1]	Derived from the audited consolidated financial statements at December 31, 2010.

Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data	Mar. 31, 2011	Dec. 31, 2010
ASSETS
U.S. Treasury Securities, pledged assets	$ 1,040,443	$ 660,823	[1]
Mortgage-Backed Securities, pledged assets	83,045,860	67,787,023	[1]
Agency debentures, pledged assets	$ 332,323	$ 1,068,869	[1]
Stockholders' Equity:
Common Stock, par value	$ 0.01	$ 0.01	[1]
Common Stock, shares authorized	987,987,500	987,987,500	[1]
Common Stock, shares issued	804,350,532	631,594,205	[1]
Common Stock, shares outstanding	804,350,532	631,594,205	[1]
Series B Cumulative Convertible Redeemable Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, shares authorized	4,600,000	4,600,000	[1]
Preferred Stock, shares issued	1,650,047	1,652,047	[1]
Preferred Stock, shares outstanding	1,650,047	1,652,047	[1]
Series Cumulative Redeemable Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, shares authorized	7,412,500	7,412,500	[1]
Preferred Stock, shares issued	7,412,500	7,412,500	[1]
Preferred Stock, shares outstanding	7,412,500	7,412,500	[1]

[1]	Derived from the audited consolidated financial statements at December 31, 2010.

Consolidated Statements of Operations and Comprehensive Income (Unaudited) (USD $) In Thousands, except Share data	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Interest income
Investment securities	$ 837,880	$ 653,935
Securities loaned	1,343	454
U.S. Treasury Securities	4,825
Total interest income	844,048	654,389
Interest expense
Repurchase agreements	102,602	92,089
Interest rate swaps	206,148	180,838
Convertible Senior Notes	6,767	3,195
Securities borrowed	1,101	387
U.S. Treasury Securities sold, not yet purchased	4,986
Total interest expense	321,604	276,509
Net interest income	522,444	377,880
Other income (loss):
Investment advisory and service fees	17,207	12,546
Gains on sales of Mortgage-Backed Securities and agency debentures	27,185	46,962
Dividend income from available-for-sale equity securities	6,297	7,964
Unrealized gains (losses) on interest rate swaps	169,308	(116,732)
Net gains on trading securities	18,812
Income from underwriting	2,904
Total other income (loss)	241,713	(49,260)
Expenses:
Distribution fees		360
General and administrative expenses	51,827	40,021
Total expenses	51,827	40,381
Income before income taxes and income from equity method investment in affiliate	712,330	288,239
Income taxes	(13,575)	(7,314)
Income from equity method investment in affiliate	1,140	140
Net income	699,895	281,065
Dividends on preferred stock	4,267	4,625
Net income available to common shareholders	695,628	276,440
Net income available per share to common shareholders:
Basic (dollars per share)	$ 0.92	$ 0.5
Diluted (dollars per share)	$ 0.89	$ 0.49
Weighted average number of common shares outstanding:
Basic (in shares)	752,413,605	554,995,092
Diluted (in shares)	790,993,841	575,859,564
Net income	699,895	281,065
Other comprehensive loss:
Unrealized (losses) gains on available-for-sale securities	(142,227)	7,416
Unrealized gains on interest rate swaps	14,298	36,081
Reclassification adjustment for net gains included in net income	(27,185)	(46,962)
Other comprehensive loss	(155,114)	(3,465)
Comprehensive income	$ 544,781	$ 277,600

Consolidated Statements of Stockholders' Equity (Unaudited) (USD $) In Thousands	Preferred Stock	Common Stock Par Value	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
BALANCE at Dec. 31, 2009	$ 177,088	$ 5,531	$ 7,817,454	$ 1,891,317	$ (336,964)	$ 9,554,426
Net income					281,065	281,065
Other comprehensive loss				(3,465)		(3,465)
Exercise of stock options		1	1,057			1,058
Stock option expense and long-term compensation expense			1,171			1,171
Conversion of Series B cumulative preferred stock			16			16
Net proceeds from direct purchase and dividend reinvestment		65	115,453			115,518
Preferred Series A dividends declared					(3,648)	(3,648)
Preferred Series B dividends declared					(977)	(977)
Common dividends declared					(363,778)	(363,778)
BALANCE at Mar. 31, 2010	177,088	5,597	7,935,151	1,887,852	(424,302)	9,581,386
BALANCE at Dec. 31, 2010	177,088	6,316	9,175,245	1,164,642	(658,391)	9,864,900	[1]
Net income					699,895	699,895
Other comprehensive loss				(155,114)		(155,114)
Exercise of stock options		2	2,435			2,437
Stock option expense and long-term compensation expense			1,262			1,262
Conversion of Series B cumulative preferred stock			48			48
Net proceeds from direct purchase and dividend reinvestment		1	1,141			1,142
Follow-on offering net proceeds		1,725	2,939,686			2,941,411
Preferred Series A dividends declared					(3,648)	(3,648)
Preferred Series B dividends declared					(619)	(619)
Common dividends declared					(498,697)	(498,697)
BALANCE at Mar. 31, 2011	$ 177,088	$ 8,044	$ 12,119,817	$ 1,009,528	$ (461,460)	$ 12,853,017

[1]	Derived from the audited consolidated financial statements at December 31, 2010.

Consolidated Statements of Stockholders' Equity (Unaudited) (Parenthetical) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Common dividends declared, per share	$ 0.62	$ 0.65
Series B Cumulative Convertible Redeemable Preferred Stock [Member]
Preferred series dividends declared, per share	$ 0.375	$ 0.375
Series Cumulative Redeemable Preferred Stock [Member]
Preferred series dividends declared, per share	$ 0.4925	$ 0.4925

Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Cash flows from operating activities:
Net income	$ 699,895		$ 281,065
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of Mortgage Backed Securities premiums and discounts, net	174,743		164,007
Amortization of intangibles	366		407
Amortization on deferred expenses	900		450
Gains on sales of Mortgage-Backed Securities and Agency debentures	(27,185)		(46,962)
Stock option and long-term compensation expense	1,262		1,171
Unrealized (gains) loss on interest rate swaps	(169,308)		116,732
Net gains on trading securities	(18,812)
Gain on investment with affiliate, equity method	(98)		(140)
Proceeds from repurchase agreements from Broker Dealer	302,730,166		250,140,649
Payments on repurchase agreements from Broker Dealer	(297,961,656)		(248,827,060)
Proceeds from reverse repo to Broker Dealer	56,147,084		2,727,269
Payments on reverse repo to Broker Dealer	(56,488,990)		(2,764,682)
Proceeds from securities borrowed	993,039		476,309
Payments on securities borrowed	(1,145,077)		(507,364)
Proceeds from securities loaned	1,175,210		559,552
Payments on securities loaned	(1,033,199)		(528,232)
Payments on U.S. Treasury Securities	(8,198,723)
Proceeds from U.S. Treasury Securities	8,123,321
Net payments on derivatives	(971)
Increase in other assets	(64,055)		(33,915)
(Increase) decrease in accrued interest and dividend receivable	(48,671)		1,746
(Increase) decrease in advisory and service fees receivable	(459)		851
Decrease in interest payable	(2,665)		(1,115)
Increase in accounts payable and other liabilities	70,166		60,286
Net cash provided by operating activities	4,956,283		1,821,024
Cash flows from investing activities:
Payments on purchases of Mortgage-Backed Securities and agency debentures	(26,657,476)		(8,995,583)
Proceeds from sales of Mortgage-Backed Securities and agency debentures	3,397,846		1,974,280
Principal payments on Mortgage-Backed Securities	5,549,651		6,190,795
Proceeds from Agency debentures called	594,246
Proceeds from other derivative securities	14,998
Principal payments on corporate debt	468
Payments on reverse repurchase agreements			(4,032,426)
Proceeds from reverse repurchase agreements			4,291,430
Net cash used in investing activities	(17,100,267)		(571,504)
Cash flows from financing activities:
Proceeds from repurchase agreements	65,447,646		57,522,092
Principal payments on repurchase agreements	(55,765,779)		(59,649,330)
Issuance of Convertible Senior Notes			582,000
Proceeds from exercise of stock options	2,437		1,058
Net proceeds from follow-on offerings	2,941,411
Proceeds from direct purchases and dividend reinvestments	1,142		115,518
Dividends paid	(408,487)		(419,471)
Net cash provided by (used in) financing activities	12,218,370		(1,848,133)
Net increase (decrease) in cash and cash equivalents	74,386		(598,613)
Cash and cash equivalents, beginning of period	282,626	[1]	1,504,568
Cash and cash equivalents, end of period	357,012		905,955
Supplemental disclosure of cash flow information:
Interest paid, including interest rate swaps	324,269		277,624
Taxes paid	22,401		5,232
Noncash investing activities:
Receivable for Investment Securities sold	320,465		359,636
Payable for Investments Securities purchased	2,476,409		7,498,712
Payable for Investments purchased with affiliate	57,500
Net change in unrealized loss on available-for-sale securities and interest rate swaps, net of reclassification adjustment	(155,114)		(3,465)
Noncash financing activities:
Dividends declared, not yet paid	498,697		363,785
Conversion of Series B cumulative preferred stock	$ 48		$ 16

[1]	Derived from the audited consolidated financial statements at December 31, 2010.

Organization and Significant Accounting Policies	3 Months Ended
Mar. 31, 2011
Organization and Significant Accounting Policies [Abstract]
Organization and Significant Accounting Policies
1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Annaly Capital Management, Inc. (“Annaly” or the “Company”) was incorporated in Maryland on November 25, 1996.  The Company commenced its operations of purchasing and managing an investment portfolio of mortgage-backed securities on February 18, 1997, upon receipt of the net proceeds from the private placement of equity capital, and completed its initial public offering on October 14, 1997.  The Company is a real estate investment trust (“REIT”) under the Internal Revenue Code of 1986, as amended.  Fixed Income Discount Advisory Company (“FIDAC”) is a registered investment advisor and is a wholly owned taxable REIT subsidiary of the Company.  On June 27, 2006, the Company made a majority equity investment in an affiliated investment fund (the “Fund”), which is now wholly owned by the Company. During the third quarter of 2008, the Company formed RCap Securities, Inc. (“RCap”).  RCap was granted membership in the Financial Industry Regulatory Authority (“FINRA”) on January 26, 2009, and operates as a broker-dealer.  RCap is a wholly owned taxable REIT subsidiary of the Company.  On October 31, 2008, the Company acquired Merganser Capital Management, Inc. (“Merganser”).  Merganser is a registered investment advisor and is a wholly owned taxable REIT subsidiary of the Company. In 2010, the Company established Shannon Funding LLC (“Shannon”), which provides warehouse financing to residential mortgage originators in the United States.  In 2010, the Company also established Charlesfort Capital Management LLC (“Charlesfort”), which engages in corporate middle market lending transactions.

A summary of the Company’s significant accounting policies follows:

Basis of Presentation - The accompanying unaudited consolidated financial statements have been prepared in conformity with the instructions to Form 10-Q and Article 10, Rule 10-01 of Regulation S-X for interim financial statements.  Accordingly, they may not include all of the information and footnotes required by accounting principles generally accepted in the United States of America ("GAAP").

The consolidated financial statements include the accounts of the Company, FIDAC, Merganser, RCap, Shannon, Charlesfort and the Fund.  All intercompany balances and transactions have been eliminated.

Prior year amounts for interest expense on interest rate swaps were reclassified from interest expense to conform to the current year presentation on the Consolidated Statement of Operations and Comprehensive Income. Additionally, prior year amounts for Proceeds from sale of agency debentures and Payments on purchases of agency debentures were reclassified to Proceeds from sales of Mortgage-Backed Securities and agency debentures and Payments on purchases of Mortgage-Backed Securities and agency debentures, respectively, on the Consolidated Statement of Cash Flows.

Cash and Cash Equivalents - Cash and cash equivalents include cash on hand and cash held in money market funds on an overnight basis.

Reverse Repurchase Agreements - The Company may invest its daily available cash balances via reverse repurchase agreements to provide additional yield on its assets.  These investments will typically be recorded as short term investments and will generally mature daily.  Reverse repurchase agreements are recorded at cost and are collateralized by mortgage-backed securities pledged by the counterparty to the agreement.  Reverse repurchase agreements entered into by RCap are part of the subsidiary’s daily matched book trading activity.  These reverse repurchase agreements are recorded on trade date at the contract amount, are collateralized by mortgage-backed securities and generally mature within 90 days.  Margin calls are made by RCap as appropriate based on the daily valuation of the underlying collateral versus the contract price.  RCap generates income from the spread between what is earned on the reverse repurchase agreements and what is paid on the matched repurchase agreements.  Cash flows related to RCap’s matched book activity are included in cash flows from operating activities. Reverse repurchase agreements entered into by the Company are included in cash flows from investing activities.

Securities borrowed and loaned transactions – RCap records securities borrowed and loaned transactions at the fair value. Securities borrowed transactions require RCap to provide the counterparty with collateral in the form of cash or other securities. RCap receives collateral in the form of cash or other securities for securities loaned transactions. For these transactions, the fees received or paid by RCap are recorded as interest income or expense. On a daily basis, market value changes of securities borrowed or loaned against may require counterparties to deposit additional collateral or RCap to return collateral pledged, when appropriate.

U.S. Treasury Securities - During the second quarter 2010, RCap commenced trading U.S. Treasury securities for its proprietary portfolio, which consists of long and short positions on U.S. Treasury bills, notes, and bonds. U.S. Treasury securities are classified as trading investments and are recorded on trade date at cost. Changes in fair value are reflected in the Company’s consolidated statements of operations. U.S. Treasury bills trade at a discount to par with the difference between proceeds received upon maturity and purchase price recognized as interest income in the Company’s consolidated statements of operations. Interest income on U.S. Treasury notes and bonds is accrued based on the outstanding principal amount of those investments and their contractual terms.  Premiums and discounts associated with the purchase of the U.S. Treasury notes and bonds are amortized into interest income over the projected lives of the securities using the interest method.

Mortgage-Backed Securities and Agency Debentures – The Company invests primarily in mortgage pass-through certificates, collateralized mortgage obligations and other mortgage-backed securities representing interests in or obligations backed by pools of mortgage loans, and certificates guaranteed by Ginnie Mae , Freddie Mac or Fannie Mae (collectively, “Agency Mortgage-Backed Securities”).  The Company also invests in Agency debentures issued by Federal Home Loan Bank (“FHLB”), Freddie Mac, and Fannie Mae.

Investment Securities –Agency Mortgage-Backed Securities, Agency debentures, and corporate debt are referred to herein as “Investment Securities.”  The Company classifies its Investment Securities as either trading investments, available-for-sale investments or held-to-maturity investments.  Although the Company generally intends to hold most of its Investment Securities until maturity, it may, from time to time, sell any of its Investment Securities as part of its overall management of its portfolio.  Investment Securities classified as available-for-sale are reported at estimated fair value, based on fair values obtained and compared to independent sources, with unrealized gains and losses excluded from earnings and reported as a separate component of stockholders’ equity.  Investment Securities transactions are recorded on the trade date.  Realized gains and losses on sales of Investment Securities are determined using the specific identification method.

The Company’s investment in Chimera Investment Corporation (“Chimera”) is accounted for as available-for-sale equity securities.  The Company’s investment in CreXus Investment Corp. (“CreXus”) is accounted for under the equity method.

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation.  The Company determines if it (1) has the intent to sell the Investment Securities, (2) is more likely than not that it will be required to sell the securities before recovery, or (3) does not expect to recover the entire amortized cost basis of the Investment Securities.  Further, the security is analyzed for credit loss (the difference between the present value of cash flows expected to be collected and the amortized cost basis).  The credit loss, if any, will then be recognized in the consolidated statement of operations, while the balance of losses related to other factors will be recognized in other comprehensive income (“OCI”).  There was no other-than-temporary impairment for the quarters ended March 31, 2011 and 2010.

The estimated fair value of available-for-sale debt and equity securities, U.S. Treasury securities, U.S. Treasury securities sold, not yet purchased, receivable from prime broker, interest rate swaps, and futures and options contracts is equal to their carrying value presented in the consolidated statements of financial condition.  Cash and cash equivalents, reverse repurchase agreements, securities borrowed, receivable for Agency Mortgage-Backed Securities sold, accrued interest and dividends receivable, receivable for advisory and service fees, repurchase agreements with maturities shorter than one year, payable for investments purchased, securities loaned, dividends payable, accounts payable and other liabilities, and accrued interest payable, generally approximates fair value at March 31, 2011 due to the short term nature of these financial instruments.  The estimated fair value of long term structured repurchase agreements is reflected in Note 9 to the consolidated financial statements.  The estimated fair value of Convertible Senior Notes is reflected in Note 11 to the consolidated financial statements.

Interest income is accrued based on the outstanding principal amount of the Investment Securities and their contractual terms.  Premiums and discounts associated with the purchase of the Investment Securities are amortized into interest income over the projected lives of the securities using the interest method.  The Company’s policy for estimating prepayment speeds for calculating the effective yield is to evaluate historical performance, consensus prepayment speeds, and current market conditions.  Dividend income on available-for-sale equity securities is recorded on declaration date on an accrual basis.

Derivative Financial Instruments/Hedging Activity - Prior to the fourth quarter of 2008, the Company designated interest rate swaps as cash flow hedges, whereby the swaps were recorded at fair value on the statements of financial condition as assets and liabilities with any changes in fair value recorded in OCI.  In a cash flow hedge, a swap would exactly match the pricing date of the relevant repurchase agreement.  Through the end of the third quarter of 2008 the Company continued to be able to effectively match the swaps with the repurchase agreements, therefore entering into effective hedge transactions.  However, due to the volatility of the credit markets, it was no longer practical to match the pricing dates of both the swaps and the repurchase agreements.

As a result, the Company voluntarily discontinued hedge accounting after the third quarter of 2008 through a combination of de-designating previously defined hedge relationships and not designating new contracts as cash flow hedges.  The de-designation of cash flow hedges requires that the net derivative gain or loss related to the discontinued cash flow hedge continue to be reported in accumulated OCI, unless it is probable that the forecasted transaction will not occur by the end of the originally specified time period or within an additional two-month period of time thereafter.  The Company continues to hold repurchase agreements in excess of swap contracts and has no indication that interest payments on the hedged repurchase agreements are in jeopardy of discontinuing.  Therefore, the deferred losses related to these derivatives that have been de-designated will not be recognized immediately and will remain in OCI. These losses are reclassified into earnings during the contractual terms of the swap agreements starting as of October 1, 2008.  Changes in the unrealized gains or losses on the interest rate swaps subsequent to September 30, 2008 are reflected in the Company’s statements of operations.

RCap enters into U.S Treasury, Eurodollar, and federal funds futures and options contracts for speculative or hedging purposes. RCap maintains a margin account which is settled daily with futures and options commission merchants. Changes in the unrealized gains or losses on the futures and options contracts are reflected in the Company’s statements of operations.

Credit Risk – The Company has limited its exposure to credit losses on its portfolio of Agency Mortgage-Backed Securities by only purchasing securities issued by Freddie Mac, Fannie Mae or Ginnie Mae and Agency debentures issued by the FHLB, Freddie Mac and Fannie Mae.  The payment of principal and interest on the Freddie Mac and Fannie Mae Agency Mortgage-Backed Securities are guaranteed by those respective agencies, and the payment of principal and interest on the Ginnie Mae Agency Mortgage-Backed Securities are backed by the full faith and credit of the U.S. government.  Principal and interest on Agency debentures are guaranteed by the agency issuing the debenture.  Substantially all of the Company’s Investment Securities have an actual or implied “AAA” rating.  The Company faces credit risk on the portions of its portfolio which are not Agency Mortgage-Backed Securities and Agency debentures.

Market Risk - Weakness in the mortgage market may adversely affect the performance and market value of the Company’s investments.  This could negatively impact the Company’s net book value.  Furthermore, if many of the Company’s lenders are unwilling or unable to provide additional financing, the Company could be forced to sell its Investment Securities at an inopportune time when prices are depressed. The Company does not anticipate having difficulty converting its assets to cash or extending financing terms due to the fact that its Agency Mortgage-Backed Securities and Agency debentures have an actual or implied “AAA” rating and principal payment is guaranteed by Freddie Mac, Fannie Mae, or Ginnie Mae.

Repurchase Agreements - The Company finances the acquisition of its Agency Mortgage-Backed Securities and Agency debentures through the use of repurchase agreements.  Repurchase agreements are treated as collateralized financing transactions and are carried at their contractual amounts, including accrued interest, as specified in the respective agreements.   Reverse repurchase agreements and repurchase agreements with the same counterparty and the same maturity are presented net in the statements of financial condition when the terms of the agreements permit netting.

Convertible Senior Notes – The Company records the notes at their contractual amounts, including accrued interest.  The Company has analyzed whether the embedded conversion option should be bifurcated and has determined that bifurcation is not necessary.

Cumulative Convertible Preferred Stock - The Series B Cumulative Convertible Preferred Stock (the “Series B Preferred Stock”) contains fundamental change provisions that allow the holder to redeem the Series B Preferred Stock for cash if certain events occur.  As redemption under these provisions is not solely within the Company’s control, the Company has classified the Series B Preferred Stock as temporary equity in the accompanying consolidated statements of financial condition.  The Company has analyzed whether the embedded conversion option should be bifurcated and has determined that bifurcation is not necessary.

Income Taxes - The Company has elected to be taxed as a REIT and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), with respect thereto.  Accordingly, the Company will not be subjected to federal income tax to the extent of its distributions to shareholders and as long as certain asset, income and stock ownership tests are met.  The Company and certain  of its subsidiaries, FIDAC, Merganser and RCap, have made separate joint elections to treat these subsidiaries as taxable REIT subsidiaries.  As such, each of the taxable REIT subsidiaries are taxable as a domestic C corporation and subject to federal, state, and local income taxes based upon its taxable income.

The provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740, Income Taxes, clarify the accounting for uncertainty in income taxes recognized in financial statements and prescribe a recognition threshold and measurement attribute for tax positions taken or expected to be taken on a tax return. FASB ASC 740 also requires that interest and penalties related to unrecognized tax benefits be recognized in financial statements. The Company does not have any unrecognized tax benefits that would affect its financial position.  Thus, no accruals for penalties and interest were necessary as of March 31, 2011.

Use of Estimates - The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  All assets classified as trading or available-for-sale and interest rate swaps are reported at their estimated fair value, based on market prices.  The Company’s policy is to obtain fair values from one or more independent sources.  Fair values from independent sources are compared to internal prices for reasonableness.  Actual results could differ from those estimates.

Goodwill and Intangible Assets - The Company’s acquisitions of FIDAC and Merganser were accounted for using the purchase method.  Under the purchase method, net assets and results of operations of acquired companies are included in the consolidated financial statements from the date of acquisition. In addition, the costs of FIDAC and Merganser were allocated to the assets acquired, including identifiable intangible assets, and the liabilities assumed based on their estimated fair values at the date of acquisition. The excess of purchase price over the fair value of the net assets acquired was recognized as goodwill.  Goodwill and intangible assets are periodically (but not less frequently than annually) reviewed for potential impairment.  Intangible assets with an estimated useful life are expected to amortize over a 10.2 year weighted average time period.  During the quarters ended March 31, 2011 and 2010, there were no impairment losses.

Stock Based Compensation - The Company is required to measure and recognize in the consolidated financial statements the compensation cost relating to share-based payment transactions.  The compensation cost is reassessed based on the fair value of the equity instruments issued.

The Company recognizes compensation expense on a straight-line basis over the requisite service period for the entire award (that is, over the requisite service period of the last separately vesting portion of the award).  The Company estimated fair value using the Black-Scholes valuation model.

A Summary of Recent Accounting Pronouncements Follows:

Assets

Receivables (ASC 310)

In July 2010, FASB released ASU 2010-20, which provides greater transparency and addresses disclosures about the credit quality of financing receivables and the allowance for credit losses.  The purpose of this update is to provide greater transparency regarding the allowance for credit losses and the credit quality of financing receivables as well as to assist in the assessment of credit risk exposures and evaluation of the adequacy of allowances for credit losses.  Additional disclosures must be provided on a disaggregated basis.  The update defines two levels of disaggregation – portfolio segment and class of financing receivable.  Additionally, the update requires disclosure of credit quality indicators, past due information and modifications of financing receivables.   The update is not applicable to mortgage banking activities (loans originated or purchased for resale to investors); derivative instruments such as debt securities;  a transferor’s interest in securitization transactions accounted for as sales under ASC 860; and purchased beneficial interests in securitized financial assets.  This update was effective for the Company for interim or annual periods ending on or after December 15, 2010.  This update had no material effect on the Company’s consolidated financial statements.

Broad Transactions

Fair Value Measurements and Disclosures (ASC 820)

In January 2010, FASB issued guidance (ASU 2010-06) which increased disclosure regarding the fair value of assets.  The key provisions of this guidance include the requirement to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 including a description of the reason for the transfers.  Previously this was only required of transfers between Level 2 and Level 3 assets.  Further, reporting entities are required to provide fair value measurement disclosures for each class of assets and liabilities; a class is potentially a subset of the assets or liabilities within a line item in the statement of financial position.  Additionally, disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements are required for either Level 2 or Level 3 assets.  This portion of the guidance was effective for the Company on January 1, 2010. The guidance also requires disclosure on any Level 3 assets presents information about purchases, sales, issuances and settlements.  In other words, Level 3 assets are presented on a gross basis rather than as one net number.  This last portion of the guidance was effective for the Company January 1, 2011.  As this guidance solely relates to disclosures, adoption of this guidance had no effect on the Company’s consolidated financial statements.

Subsequent Events (ASC 855)

ASC 855 provides general standards governing accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued or are available to be issued.

In February 2010, FASB issued ASU 2010-09 as an amendment to ASC 855.  This update eliminates the requirement to provide a specific date through which subsequent events were evaluated.  This update was issued to alleviate potential conflicts between ASC 855 and SEC reporting requirements.  The update was effective upon issuance and had no material effect on the Company’s consolidated financial statements.

Transfers and Servicing (ASC 860)

In April 2011, FASB issued ASU 2011-03 regarding repurchase agreements.  In a typical repurchase agreement transaction, an entity transfers financial assets to a counterparty in exchange for cash with an agreement for the counterparty to return the same or equivalent financial assets for a fixed price in the future.  Previous to this update, one of the factors in determining whether sale treatment could be used was whether the transferor maintained effective control of the transferred assets and in order to do so, the transferor must have the ability to repurchase such assets. Based on this update, the Board concluded that the assessment of effective control should focus on a transferor’s contractual rights and obligations with respect to transferred financial assets, rather than whether the transferor has the practical ability to perform in accordance with those rights or obligations.  Therefore, this update removes the transferor’s ability criterion from consideration of effective control.  This update is effective for the first interim or annual period beginning on or after December 15, 2011.  As the Company records repurchase agreements as secured borrowings and not sales, this update will have no effect on the Company’s consolidated financial statements.

Mortgage-Backed Securities	3 Months Ended
Mar. 31, 2011
Mortgage Backed Securities [Abstract]
Mortgage-Backed Securities
2.	MORTGAGE-BACKED SECURITIES

The following tables present the Company’s available-for-sale Mortgage-Backed Securities portfolio as of March 31, 2011 and December 31, 2010 which were carried at their fair value:

March 31, 2011	Freddie Mac	Fannie Mae	Ginnie Mae	Total Agency Mortgage-Backed Securities
	(dollars in thousands)
Mortgage-Backed
Securities, gross	$24,841,332	$63,995,911	$933,685	$89,770,928
Unamortized discount	(13,481)	(17,900)	(403)	(31,784)
Unamortized premium	630,435	2,269,137	32,462	2,932,034
Amortized cost	25,458,286	66,247,148	965,744	92,671,178

Gross unrealized gains	538,694	1,155,997	30,322	1,725,013
Gross unrealized losses	(147,971)	(599,647)	(4,164)	(751,782)

Estimated fair value	$25,849,009	$66,803,498	$991,902	$93,644,409

	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Estimated Fair Value

Adjustable rate	$10,449,351	$358,251	$(13,352)	$10,794,250

Fixed rate	82,221,827	1,366,762	(738,430)	82,850,159

Total	$92,671,178	$1,725,013	$(751,782)	$93,644,409

December 31, 2010	Freddie Mac	Fannie Mae	Ginnie Mae	Total Agency Mortgage-Backed Securities
	(dollars in thousands)
Mortgage-Backed
Securities, gross	$19,846,543	$54,341,140	$824,029	$75,011,712
Unamortized discount	(14,651)	(18,329)	(403)	(33,383)
Unamortized premium	517,507	1,795,116	26,200	2,338,823
Amortized cost	20,349,399	56,117,927	849,826	77,317,152

Gross unrealized gains	463,471	1,211,324	29,408	1,704,203
Gross unrealized losses	(140,027)	(438,918)	(2,080)	(581,025)

Estimated fair value	$20,672,843	$56,890,333	$877,154	$78,440,330

	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Estimated Fair Value
	(dollars in thousands)
Adjustable rate	$10,954,627	$257,822	$(75,440)	$11,137,009

Fixed rate	66,362,525	1,446,381	(505,585)	67,303,321

Total	$77,317,152	$1,704,203	$(581,025)	$78,440,330

Actual maturities of Agency Mortgage-Backed Securities are generally shorter than stated contractual maturities because actual maturities of Agency Mortgage-Backed Securities are affected by the contractual lives of the underlying mortgages, periodic payments of principal, and prepayments of principal.  The following table summarizes the Company’s Agency Mortgage-Backed Securities on March 31, 2011 and December 31, 2010 according to their estimated weighted-average life classifications:

	March 31, 2011		December 31, 2010
	Fair Value	Amortized Cost	Fair Value	Amortized Cost
Weighted-Average Life	(dollars in thousands)
Less than one year	$858,543	$850,274	$915,398	$901,824
Greater than one year and less than five years	66,646,319	65,137,843	59,732,123	58,321,570
Greater than or equal to five years	26,139,547	26,683,061	17,792,809	18,093,758

Total	$93,644,409	$92,671,178	$78,440,330	$77,317,152

The weighted-average lives of the Agency Mortgage-Backed Securities at March 31, 2011 and December 31, 2010 in the table above are based upon data provided through subscription-based financial information services, assuming constant principal prepayment rates to the reset date of each security.  The prepayment model considers current yield, forward yield, steepness of the yield curve, current mortgage rates, mortgage rate of the outstanding loans, loan age, margin and volatility.  The actual weighted average lives of the Agency Mortgage-Backed Securities could be longer or shorter than estimated.

The following table presents the gross unrealized losses, and estimated fair value of the Company’s Agency Mortgage-Backed Securities by length of time that such securities have been in a continuous unrealized loss position at March 31, 2011 and December 31, 2010.

	Unrealized Loss Position For: (dollars in thousands)
	Less than 12 Months		12 Months or More		Total
	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses

March 31, 2011	$42,331,688	$(747,653)	$153,837	$(4,129)	$42,485,525	$(751,782)

December 31, 2010	$28,608,996	$(577,096)	$166,481	$(3,929)	$28,775,477	$(581,025)

The decline in value of these securities is solely due to market conditions and not the quality of the assets.  Substantially all of the Agency Mortgage-Backed Securities are “AAA” rated or carry an implied “AAA” rating.  The investments are not considered other-than-temporarily impaired because the Company currently has the ability and intent to hold the investments to maturity or for a period of time sufficient for a forecasted market price recovery up to or beyond the cost of the investments or we are not required to sell for regulatory or other reasons.  Also, the Company is guaranteed payment of the principal amount of the securities by the government agency which created them.

During the quarter ended March 31, 2011, the Company sold  $3.3 billion of Agency Mortgage-Backed Securities, resulting in a realized gain of  $20.9 million.  During the quarter ended March 31, 2010, the Company sold  $1.6 billion of Agency Mortgage-Backed Securities, resulting in a realized gain of  $47.0 million.

Agency Debentures	3 Months Ended
Mar. 31, 2011
Agency Debentures [Abstract]
Agency Debentures
3.	AGENCY DEBENTURES

At March 31, 2011, the Company owned Agency debentures with a carrying value of  $414.7 million, including an unrealized loss of  $3.0 million.

For the quarter ended March 31, 2011, the Company sold or had called  $821.8.0 million, of Agency debentures, resulting in realized gains of  $6.3 million.  For the quarter ended March 31, 2010, there were no Agency debentures sold or called.

Investment With Affiliate, Available For Sale Equity Securities	3 Months Ended
Mar. 31, 2011
Investment With Affiliate, Available For Sale Equity Securities [Abstract]
Investment With Affiliate, Available For Sale Equity Securities
4.	INVESTMENT WITH AFFILIATE, AVAILABLE FOR SALE EQUITY SECURITIES

All of the available-for-sale equity securities are shares of Chimera and are reported at fair value.  Chimera is externally managed by FIDAC pursuant to a management agreement.  The Company owned approximately 45.0 million shares of Chimera at a fair value of approximately  $178.1 million at March 31, 2011 and approximately 45.0 million shares of Chimera at a fair value of approximately  $184.9 million at December 31, 2010.  At March 31, 2011 and December 31, 2010, the investment in Chimera had an unrealized gain of  $39.3 million and  $46.0 million, respectively.

Investment In Affiliate, Equity Method	3 Months Ended
Mar. 31, 2011
Investment In Affiliate, Equity Method [Abstract]
Investment In Affiliate, Equity Method
5.	INVESTMENT IN AFFILIATE, EQUITY METHOD

At March 31, 2011 and December 31, 2010, the Company owned approximately 13% and 25%, respectively, of CreXus and accounts for its investment using the equity method.  CreXus is externally managed by FIDAC pursuant to a management agreement.  On March 29, 2011, the Company acquired an additional 5.0 million shares of CreXus, which settled on April 1, 2011.  The quoted fair value of the Company’s investment in CreXus was  $108.8 million at March 31, 2011 and  $59.3 million at December 31, 2010.

Reverse Repurchase Agreements	3 Months Ended
Mar. 31, 2011
Reverse Repurchase Agreements [Abstract]
Reverse Repurchase Agreements
6.	REVERSE REPURCHASE AGREEMENTS

At March 31, 2011, RCap had outstanding reverse repurchase agreements with non-affiliates of  $1.3 billion. At December 31, 2010, RCap had outstanding reverse repurchase agreements with non-affiliates of  $1.0 billion.

The Company reports cash flows on reverse repurchase agreements as investment activities in the Statements of Cash Flows.  The Company reports cash flows on reverse repurchase agreements related to RCap as operating activities in the Statements of Cash Flows.

Receivable From Prime Broker	3 Months Ended
Mar. 31, 2011
Receivable From Prime Broker [Abstract]
Receivable From Prime Broker
7.	RECEIVABLE FROM PRIME BROKER

The net assets of the Fund owned by the Company are subject to English bankruptcy law, which governs the administration of Lehman Brothers International (Europe) (in administration) (“LBIE”), as well as the law of New York, which governs the contractual documents.  The Company invested approximately  $45.0 million in the Fund and has redeemed approximately  $56.0 million.  The current assets of the Fund still remain at LBIE and affiliates of LBIE and the ultimate recovery of such amount remains uncertain.  The Company has entered into the Claims Resolution Agreement (the “CRA”) between LBIE and certain eligible offerees effective December 29, 2009 with respect to these assets.

Certain of the Company’s assets subject to the CRA are held directly at LBIE and the Company has valued such assets in accordance with the valuation date set forth in the CRA and the pricing information provided to the Company by LBIE.  The valuation date with respect to these assets as set forth in the CRA is September 19, 2008.

Certain of the Company’s assets subject to the CRA are not held directly at LBIE and are believed to be held at affiliates of LBIE.  Given the great degree of uncertainty as to the status of the Company’s assets that are not directly held by LBIE and are believed to be held at affiliates of LBIE, the Company has valued such assets at an 80% discount, or  $3.3 million.  The value of the net assets that are not directly held by LBIE and are believed to be held at affiliates of LBIE is determined on the basis of the best information available to us from time to time, legal and professional advice obtained for the purpose of determining the rights, and on the basis of a number of assumptions which we believe to be reasonable.

The Company can provide no assurance, however, that it will recover all or any portion of any of the net assets of the investment fund following completion of LBIE’s administration (and any subsequent liquidation).

Fair Value Measurements	3 Months Ended
Mar. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
8.	FAIR VALUE MEASUREMENTS

The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

Level 1– inputs to the valuation methodology are quoted prices (unadjusted) for identical assets and liabilities in active markets.

Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 – inputs to the valuation methodology are unobservable and significant to overall fair value.

Available-for-sale-equity securities are valued based on quoted prices (unadjusted) in an active market.  Agency Mortgage-Backed Securities and interest rate swaps are valued using quoted prices for similar assets and dealer quotes.  The dealer will incorporate common market pricing methods, including a spread measurement to the Treasury curve or interest rate swap curve as well as underlying characteristics of the particular security including coupon, periodic and life caps, rate reset period and expected life of the security.  Management ensures that current market conditions are represented.  Management compares similar market transactions and comparisons to a pricing model.  The Company’s Investment Securities characteristics are as follows:
	Weighted Average Coupon on Fixed Rate Investments	Weighted Average Coupon on Adjustable Rate Investments	Weighted Average Yield on Fixed Rate Investments	Weighted Average Yield on Adjustable Rate Investments	Weighted Average Lifetime Cap on Adjustable Investments	Weighted Average Term to Next Adjustment on Adjustable Rate Investments

At March 31, 2011	4.80%	4.21%	4.19%	3.02%	10.09%	39 months

At December 31, 2010	4.92%	4.28%	4.00%	3.04%	10.16%	39 months

The classification of assets and liabilities by level remains unchanged at March 31, 2011, when compared to the year ended December 31, 2010.  The Company’s financial assets and liabilities carried at fair value on a recurring basis are valued as follows:

	Level 1	Level 2	Level 3
At March 31, 2011	(dollars in thousands)
Assets:
Mortgage-Backed Securities	$-	$93,644,409	-
Agency debentures	-	414,660	-
Available-for-sale-equity securities	178,132	-	-
U.S. Treasury Securities	1,088,657	-	-
Securities borrowed	-	368,714	-
Interest rate swaps	-	8,879	-
Other derivative contracts	-	1,539	-
Liabilities:
Interest Rate swaps	-	577,150	-
U.S. Treasury securities sold, not yet purchased	788,898	-	-
Securities loaned	-	359,852	-

	Level 1	Level 2	Level 3
At December 31, 2010	(dollars in thousands)
Assets:
Mortgage-Backed Securities	$-	$78,440,330	$-
Agency debentures	-	1,108,261	-
Available for sale equity securities	184,879	-	-
U.S. Treasury securities	1,100,447	-	-
Securities borrowed	-	216,676	-
Interest rate swaps	-	2,561	-
Other derivative contracts	2,607	-	-
Liabilities:
Interest rate swaps	-	754,439	-
U.S. Treasury securities sold, not yet purchased	909,462	-	-
Securities loaned	-	217,841	-
Other derivative contracts	-	2,446	-

Repurchase Agreements	3 Months Ended
Mar. 31, 2011
Repurchase Agreements [Abstract]
Repurchase Agreements
9.	REPURCHASE AGREEMENTS

The Company had outstanding  $80.0 billion and  $65.5 billion of repurchase agreements with weighted average borrowing rates of 1.63% and 1.84%, after giving effect to the Company’s interest rate swaps, and weighted average remaining maturities of 120 days and 127 days as of March 31, 2011 and December 31, 2010, respectively.  Investment Securities and U.S. Treasury Securities pledged as collateral under these repurchase agreements and interest rate swaps had an estimated fair value of  $84.4 billion at March 31, 2011 and  $69.5 billion at December 31, 2010.

At March 31, 2011 and December 31, 2010, the repurchase agreements had the following remaining maturities:

	March 31, 2011	December 31, 2010
	(dollars in thousands)
1 day	$11,227,191	-
2 to 29 days	21,973,216	$32,669,341
30 to 59 days	15,136,294	13,767,522
60 to 89 days	4,504,540	4,776,597
90 to 119 days	12,921,297	6,068,376
Over 120 days	14,221,376	8,251,701
Total	$79,983,914	$65,533,537

The Company did not have an amount at risk greater than 10% of the equity of the Company with any counterparty as of March 31, 2011 or December 31, 2010.

           The Company has entered into structured term repurchase agreements which provide the counterparty with the right to call the balance prior to maturity date.  These repurchase agreements totaled  $5.2 billion and the fair value of the option to call was ( $256.5 million) at March 31, 2011.  The repurchase agreements totaled  $5.9 billion and the fair value of the option to call was ( $313.2 million) at December 31, 2010.  Management has determined that the call option is not required to be bifurcated as it is deemed clearly and closely related to the debt instrument, therefore the fair value of the option is not recorded in the consolidated financial statements.

The structured term repurchase agreements are modeled and priced as pay fixed versus receive floating interest rate swaps whereby the fixed receiver has the option to cancel the swap after an initial lockout period. Therefore, the structured term repurchase agreements are priced as a combination of an interest rate swaps with an embedded call options.

Additionally, as of March 31, 2011 and December 31, 2010, the Company has entered into a repurchase agreement with a term of over one year.  The amount of the repurchase agreement is  $700 million and  $500 million and it has an estimated fair value of  $710.7 and  $513.3 million as of March 31, 2011 and December 31, 2010, respectively.

The Company reports cash flows on repurchase agreements as financing activities in the Statements of Cash Flows.  RCap reports cash flows on repurchase agreements as financing activities in the Statements of Cash Flows.

Derivative Instruments	3 Months Ended
Mar. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments
10.	DERIVATIVE INSTRUMENTS

In connection with the Company’s interest rate risk management strategy, the Company economically hedges a portion of its interest rate risk by entering into derivative financial instrument contracts.  As of March 31, 2011, such instruments are comprised of interest rate swaps, which in effect modify the cash flows on repurchase agreements.  The use of interest rate swaps creates exposure to credit risk relating to potential losses that could be recognized if the counterparties to these instruments fail to perform their obligations under the contracts.  In the event of a default by the counterparty, the Company could have difficulty obtaining its Agency Mortgage-Backed Securities pledged as collateral for swaps.  The Company does not anticipate any defaults by its counterparties.

The purpose of the swaps is to mitigate the risk of rising interest rates that affect the Company’s cost of funds.

The location and fair value of the Company’s interest rate swaps reported in the Consolidated Statements of Financial Condition as of March 31, 2011 are as follows:

	Location on Statements of Financial Condition	Notional Amount	Net Estimated Fair Value/Carrying Value
		(dollars in thousands)
March 31, 2011	Assets	$1,350,000	$8,879
March 31, 2011	Liabilities	$32,079,350	( $577,150)
December 31, 2010	Assets	$200,000	$2,561
December 31, 2010	Liabilities	$26,882,460	( $754,439)

The effect of the Company’s interest rate swaps on the Statements of Operations and Comprehensive Income is as follows:

	Location on Statements of Operations and Comprehensive Income
	Interest Expense	Unrealized Gains (Losses) on Interest Rate Swaps
	(dollars in thousands)
For the Quarter Ended March 31, 2011	$206,148	$169,308
For the Quarter Ended March 31, 2010	$180,838	$(116,732)

The weighted average pay rate at March 31, 2011 was 2.92% and the weighted average receive rate was 0.28%.  The weighted average pay rate at March 31, 2010 was 3.66% and the weighted average receive rate was 0.24%.  Without netting the market value of the swaps by dealer at March 31, 2011, the gross unrealized loss on interest rate swaps was  $687.2 million, with a notional amount of  $24.2 billion, and the gross unrealized gain on interest rate swaps was  $119.0 million, with a notional amount of  $9.3 billion.  Without netting the market value of the swaps by dealer at December 31, 2010, the gross unrealized loss on interest rate swaps was  $820.0 million, with a notional amount of  $23.2 billion, and the gross unrealized gain on interest rate swaps was  $68.2 million, with a notional amount of  $3.9 billion.

In connection with RCap’s proprietary trading activities, it has entered into U.S. Treasury, Eurodollar, and federal funds futures and options contracts for speculative or hedging purposes. RCap invests in futures and options contracts for economic hedging purposes to reduce exposure to changes in yields of its U.S Treasury securities and for speculative purposes to achieve capital appreciation.  The use of futures and options contracts creates exposure to credit risk relating to potential losses that could be recognized if the counterparties to these instruments fail to perform their obligations under the contracts.  RCap executes these trades through an independent futures and options broker dealer.

Convertible Senior Notes	3 Months Ended
Mar. 31, 2011
Convertible Senior Notes [Abstract]
Convertible Senior Notes
11.	CONVERTIBLE SENIOR NOTES

During the quarter ended March 31, 2010, Company issued  $600.0 million in aggregate principal amount of its 4% convertible senior notes due 2015 (“Convertible Senior Notes”) for net proceeds following underwriting expenses of approximately  $582.0 million.  Interest on the Convertible Senior Notes is paid semi-annually at a rate of 4% per year and the Convertible Senior Notes will mature on February 15, 2015 unless earlier repurchased or converted.  The Convertible Senior Notes are convertible into shares of Common Stock at an initial conversion rate and conversion rate at March 31, 2011 of 46.6070 and 56.0338 shares of Common Stock per  $1,000 principal amount of Convertible Senior Notes, which is equivalent to an initial conversion price of approximately  $21.4560 and  $17.8464 per share of Common Stock, respectively, subject to adjustment in certain circumstances.  The market value at March 31, 2011 and December 31, 2010 was  $701.7 million and  $699.2 million, respectively, based on closing price

Preferred Stock and Common Stock	3 Months Ended
Mar. 31, 2011
Preferred Stock and Common Stock [Abstract]
Preferred Stock and Common Stock
12.	PREFERRED STOCK AND COMMON STOCK

(A)  Common Stock Issuances

On January 4, 2011 the Company entered into an agreement pursuant to which it sold 86,250,000 shares of its common stock for net proceeds following expenses of approximately  $1.47 billion. This transaction settled on January 7, 2011.  On February 15, 2011 the Company entered into an agreement pursuant to which it sold 86,250,000 shares of its common stock for net proceeds following expenses of approximately  $1.47 billion. This transaction settled on February 18, 2011.

During the quarter ended March 31, 2011, 183,343 options were exercised for an aggregate exercise price of  $2.5 million, and 3,876 shares were granted under the Long-Term Stock Incentive Plan, or Incentive Plan.

During the quarter ended March 31, 2011, 2,000 shares of Series B Preferred Stock were converted into 5,313 shares of common stock, respectively.

During the quarter ended March 31, 2011, the Company raised  $1.1 million by issuing 63,795 shares through the Direct Purchase and Dividend Reinvestment Program.

On July 13, 2010 the Company entered into an agreement pursuant to which it sold 60,000,000 shares of its common stock for net proceeds following expenses of approximately  $1.0 billion. This transaction settled on July 19, 2010.

(B) Preferred Stock

At March 31, 2011 and December 31, 2010, the Company had issued and outstanding 7,412,500 shares of Series A Cumulative Redeemable Preferred Stock (“Series A Preferred Stock”), with a par value  $0.01 per share and a liquidation preference of  $25.00 per share plus accrued and unpaid dividends (whether or not declared). The Series A Preferred Stock must be paid a dividend at a rate of 7.875% per year on the  $25.00 liquidation preference before the common stock is entitled to receive any dividends. The Series A Preferred Stock is redeemable at  $25.00 per share plus accrued and unpaid dividends (whether or not declared) exclusively at the Company's option commencing on April 5, 2009 (subject to the Company's right under limited circumstances to redeem the Series A Preferred Stock earlier in order to preserve its qualification as a REIT). The Series A Preferred Stock is senior to the Company's common stock and is on parity with the Series B Preferred Stock with respect to dividends and distributions, including distributions upon liquidation, dissolution or winding up. The Series A Preferred Stock generally does not have any voting rights, except if the Company fails to pay dividends on the Series A Preferred Stock for six or more quarterly periods (whether or not consecutive). Under such circumstances, the Series A Preferred Stock, together with the Series B Preferred Stock, will be entitled to vote to elect two additional directors to the Board, until all unpaid dividends have been paid or declared and set apart for payment. In addition, certain material and adverse changes to the terms of the Series A Preferred Stock cannot be made without the affirmative vote of holders of at least two-thirds of the outstanding shares of Series A Preferred Stock and Series B Preferred Stock. Through March 31, 2011, the Company had declared and paid all required quarterly dividends on the Series A Preferred Stock.

At March 31, 2011 and December 31, 2010, the Company had issued and outstanding 1,650,047 and 1,652,047, respectively, shares of Series B Cumulative Convertible Preferred Stock (“Series B Preferred Stock”), with a par value  $0.01 per share and a liquidation preference of  $25.00 per share plus accrued and unpaid dividends (whether or not declared). The Series B Preferred Stock must be paid a dividend at a rate of 6% per year on the  $25.00 liquidation preference before the common stock is entitled to receive any dividends.

The Series B Preferred Stock is not redeemable. The Series B Preferred Stock is convertible into shares of common stock at a conversion rate that adjusts from time to time upon the occurrence of certain events, including if the Company distributes to its common shareholders in any calendar quarter cash dividends in excess of  $0.11 per share. Initially, the conversion rate was 1.7730 shares of common shares per  $25 liquidation preference.   At March 31, 2011, the conversion ratio was 2.7329 shares of common stock per  $25 liquidation preference.  Commencing April 5, 2011, the Company has the right in certain circumstances to convert each Series B Preferred Stock into a number of common shares based upon the then prevailing conversion rate. The Series B Preferred Stock is also convertible into common shares at the option of the Series B preferred shareholder at anytime at the then prevailing conversion rate. The Series B Preferred Stock is senior to the Company's common stock and is on parity with the Series A Preferred Stock with respect to dividends and distributions, including distributions upon liquidation, dissolution or winding up. The Series B Preferred Stock generally does not have any voting rights, except if the Company fails to pay dividends on the Series B Preferred Stock for six or more quarterly periods (whether or not consecutive). Under such circumstances, the Series B Preferred Stock, together with the Series A Preferred Stock, will be entitled to vote to elect two additional directors to the Board, until all unpaid dividends have been paid or declared and set apart for payment. In addition, certain material and adverse changes to the terms of the Series B Preferred Stock cannot be made without the affirmative vote of holders of at least two-thirds of the outstanding shares of Series B Preferred Stock and Series A Preferred Stock. Through December 31, 2010, the Company had declared and paid all required quarterly dividends on the Series B Preferred Stock.  During the quarter ended March 31, 2011, 2,000 shares of Series B Preferred Stock were converted into 5,313 shares of common stock.

 (C) Distributions to Shareholders

During the quarter ended March 31, 2011, the Company declared dividends to common shareholders totaling  $498.7 million or  $0.62 per share, which were paid to shareholders on April 27, 2011.  During the quarter ended March 31, 2011, the Company declared dividends to Series A Preferred shareholders totaling approximately  $3.6 million or  $0.4925 per share, and Series B shareholders totaling approximately  $619 thousand or  $0.375 per share, which were paid to preferred shareholders on March 31, 2011.

During the quarter ended March 31, 2010, the Company declared dividends to common shareholders totaling  $363.8 million or  $0.65 per share, which was paid to shareholders on April 29, 2010.  During the quarter ended March 31, 2010, the Company declared dividends to Series A Preferred shareholders totaling approximately  $3.6 million or  $0.4925 per share, and Series B shareholders totaling approximately  $1.0 million or  $0.375 per share, which were paid to preferred shareholders on March 31, 2010.

Net Income Per Common Share	3 Months Ended
Mar. 31, 2011
Net Income Per Common Share [Abstract]
Net Income Per Common Share
13.	NET INCOME PER COMMON SHARE

The following table presents a reconciliation of the net income and shares used in calculating basic and diluted earnings per share for the quarters ended March 31, 2011 and 2010.

	For the Quarters Ended
	March 31, 2011	March 31, 2010
Net income	$699,895	$281,065
Less: Preferred stock dividends	4,267	4,625
Net income available to common shareholders, prior to adjustment for dilutive potential common shares, if necessary	$695,628	$276,440
Add: Preferred Series B dividends, if Series B shares are dilutive	619	976
Add: Interest on Convertible Senior Notes, if Notes are dilutive	6,000	3,195
Net income available to common shareholders, as adjusted	$702,247	$280,611

Weighted average shares of common stock outstanding-basic	752,414	554,995
Add: Effect of dilutive stock options	451	224
Add: Series B Cumulative Convertible Preferred Stock	4,509	6,293
Add: Convertible Senior Notes	33,620	14,347
Weighted average shares of common stock outstanding-diluted	790,994	575,859

Options to purchase 565,000 shares of common stock, were outstanding and considered anti-dilutive as their exercise price exceeded the average stock price for the quarter ended March 31, 2011. Options to purchase 566,000 shares of common stock, were outstanding and considered anti-dilutive as their exercise price exceeded the average stock price for the quarter ended March 31, 2010.

Long-Term Stock Incentive Plans	3 Months Ended
Mar. 31, 2011
Long-Term Stock Incentive Plans [Abstract]
Long-Term Stock Incentive Plans
14.	LONG-TERM STOCK INCENTIVE PLANS

The Company had adopted a long term stock incentive plan for executive officers, key employees and non-employee directors (the “Incentive Plan”).  The Incentive Plan authorized the Compensation Committee of the board of directors to grant awards, including non-qualified options as well as incentive stock options as defined under Section 422 of the Code.  The Incentive Plan authorized the granting of options or other awards for an aggregate of the greater of 500,000 shares or 9.5% of the diluted outstanding shares of the Company’s common stock, up to ceiling of 8,932,921 shares.  No further awards will be made under the Incentive Plan, although existing awards will remain effective.  Stock options were issued at the market price on the date of grant, subject to an immediate or four year vesting in four equal installments with a contractual term of 5 or 10 years.  The grant date fair value is calculated using the Black-Scholes option valuation model.

On May 27, 2010, at the 2010 Annual Meeting of Stockholders of the Company, the stockholders approved the 2010 Equity Incentive Plan.  The 2010 Equity Incentive Plan authorizes the Compensation Committee of the board of directors to grant options, stock appreciation rights, dividend equivalent rights, or other share-based award, including restricted shares up to an aggregate of 25,000,000 shares, subject to adjustments as provided in the 2010 Equity Incentive Plan.  On June 28, 2010, the Company granted to each non-management director of the Company options to purchase 1,250 shares of the Company’s common stock under the 2010 Equity Incentive Plan.  The stock options were issued at the current market price on the date of grant and immediately vested with a contractual term of 5 years.  The grant date fair value is calculated using the Black-Scholes option valuation model.

	For the Quarter ended
	March 31, 2011		March 31, 2010
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Options outstanding at the beginning of quarter	6,891,975	$15.20	7,271,503	$15.20
Exercised	(183,343)	13.29	(90,247)	11.72
Forfeited	-	-	-	-
Expired	-	-	-	-
Options outstanding at the end of period	6,708,632	$15.38	7,181,256	$15.24
Options exercisable at the end of the period	3,639,501	$16.30	1,769,180	$17.23

The weighted average remaining contractual term was approximately 6.3 years for stock options outstanding and approximately 5.2 years for stock options exercisable as of March 31, 2011.  As of March 31, 2011, there was approximately  $7.6 million of total unrecognized compensation cost related to nonvested share-based compensation awards.  That cost is expected to be recognized over a weighted average period of 1.8 years.

The weighted average remaining contractual term was approximately 7.4 years for stock options outstanding and approximately 4.3 years for stock options exercisable as of March 31, 2010.  As of March 31, 2010, there was approximately  $12.4 million of total unrecognized compensation cost related to nonvested share-based compensation awards.  That cost is expected to be recognized over a weighted average period of 2.7 years.

Income Taxes	3 Months Ended
Mar. 31, 2011
Income Taxes [Abstract]
Income Taxes
15.	INCOME TAXES

As a REIT, the Company is not subject to federal income tax on earnings distributed to its shareholders. Most states recognize REIT status as well. The Company has decided to distribute the majority of its income and retain a portion of the permanent difference between book and taxable income arising from Section 162(m) of the Code pertaining to employee remuneration.

During the quarter ended March 31, 2011, the Company’s taxable REIT subsidiaries recorded  $4.1 million of income tax expense for income attributable to those subsidiaries, and the portion of earnings retained based on Code Section 162(m) limitations.  During the quarter ended March 31, 2011, the Company recorded  $9.5 million of income tax expense for a portion of earnings retained based on Section 162(m) limitations.

During the quarter ended March 31, 2010, the Company’s taxable REIT subsidiaries recorded  $1.3 million of income tax expense for income attributable to those subsidiaries, and the portion of earnings retained based on Code Section 162(m) limitations.  During the year ended March 31, 2010, the Company recorded  $6.0 million of income tax expense for a portion of earnings retained based on Section 162(m) limitations.

The Company files tax returns in several U.S jurisdictions, including New York State and New York City. The 2010 tax year remains open to U.S. federal, state and local tax examinations.

The effective tax rates of 54% were calculated based on the Company’s estimated taxable income after dividends paid deduction and differ from the federal statutory rate as a result of state and local taxes and permanent difference pertaining to employee remuneration as discussed above.

The statutory combined federal, state, and city corporate tax rate is 45%.  This amount is applied to the amount of estimated REIT taxable income retained (if any, and only up to 10% of ordinary income as all capital gain income is distributed) and to taxable income earned at the taxable subsidiaries.  Thus, as a REIT, the Company’s effective tax rate is significantly less as it is allowed to deduct dividend distributions.

Lease Commitments and Contingencies	3 Months Ended
Mar. 31, 2011
Lease Commitments and Contingencies [Abstract]
Lease Commitments and Contingencies
16.	LEASE COMMITMENTS AND CONTINGENCIES

Commitments

The Company has a non-cancelable lease for office space which commenced in May 2002 and expires in December 2015. Additionally, on January 1, 2011 the Company acquired additional office space. Merganser has a non-cancelable lease for office space, which commenced on May 2003 and expires in May 2014.  Merganser subleases a portion of its leased space to a subtenant.  FIDAC has a lease for office space which commenced in October 2010 and expires in February 2016. The Company’s aggregate future minimum lease payments total  $10.6 million.   The following table details the lease payments.

Year Ending December	Lease Commitment	Sublease Income	Net Amount
	(dollars in thousands)
2011 (remaining)	$2,204	$127	$2,077
2012	2,939	70	2,869
2013	2,939	-	2,939
2014	2,510	-	2,510
2015	161	-	161
Later years	27	-	27
	$10,780	$197	$10,583

Contingencies

From time to time, the Company is involved in various claims and legal actions arising in the ordinary course of business.  In the opinion of management, the ultimate disposition of these matters will not have a material effect on the Company’s consolidated financial statements and therefore no accrual is required as of March 31, 2011 and 2010.

Merganser’s prior owners may receive additional consideration under the merger agreement.  The Company paid approximately  $14.1 million of this earn-out during the fourth quarter of 2010.  The Company cannot currently calculate how much additional consideration will be paid under the earn-out provisions because the payment amount will vary depending upon whether and the extent to which Merganser achieves specific performance goals. The additional earn-out consideration will be paid during 2012, if Merganser meets specific performance goals under the merger agreement. All amounts paid under this provision will be recorded as additional goodwill.

Interest Rate Risk	3 Months Ended
Mar. 31, 2011
Interest Rate Risk [Abstract]
Interest Rate Risk
17.	INTEREST RATE RISK

The primary market risk to the Company is interest rate risk.  Interest rates are highly sensitive to many factors, including governmental monetary and tax policies, domestic and international economic and political considerations and other factors beyond the Company’s control.  Changes in the general level of interest rates can affect net interest income, which is the difference between the interest income earned on interest-earning assets and the interest expense incurred in connection with the interest-bearing liabilities, by affecting the spread between the interest-earning assets and interest-bearing liabilities.  Changes in the level of interest rates also can affect the value of the interest earning assets and the Company’s ability to realize gains from the sale of these assets.  A decline in the value of the interest earning assets pledged as collateral for borrowings under repurchase agreements could result in the counterparties demanding additional collateral pledges or liquidation of some of the existing collateral to reduce borrowing levels.  Liquidation of collateral at losses could have an adverse accounting impact, as discussed in Note 1.

The Company seeks to manage the extent to which net income changes as a function of changes in interest rates by matching adjustable-rate assets with variable-rate borrowings.  The Company may seek to mitigate the potential impact on net income of periodic and lifetime coupon adjustment restrictions in the portfolio of interest earning assets by entering into interest rate agreements such as interest rate caps and interest rate swaps. As of March 31, 2011 and December 31, 2010, the Company entered into interest rate swaps to pay a fixed rate and receive a floating rate of interest, with a total notional amount of  $33.4 billion and  $27.1 billion, respectively.

Changes in interest rates may also have an effect on the rate of mortgage principal prepayments and, as a result, prepayments on Agency Mortgage-Backed Securities.  The Company will seek to mitigate the effect of changes in the mortgage principal repayment rate by balancing assets purchased at a premium with assets purchased at a discount.  To date, the aggregate premium exceeds the aggregate discount on the Agency Mortgage-Backed Securities.  As a result, prepayments, which result in the expensing of unamortized premium, will reduce net income compared to what net income would be absent such prepayments.

RCAP Regulatory Requirements	3 Months Ended
Mar. 31, 2011
RCAP Regulatory Requirements [Abstract]
RCAP Regulatory Requirements
18.	RCAP REGULATORY REQUIREMENTS

RCap is subject to regulations of the securities business that include but are not limited to trade practices, use and safekeeping of funds and securities, capital structure, recordkeeping, and conduct of directors, officers and employees.

As a self clearing, registered broker dealer, RCap is subject to the minimum net capital requirements of the Financial Industry Regulatory Authority (“FINRA”).  As of March 31, 2011 RCap had a minimum net capital requirement of  $250,000 and would be required to notify FINRA if capital was to fall below the early warning threshold of  $300,000.  RCap consistently operates with capital significantly in excess of its regulatory capital requirements. RCap’s regulatory net capital as defined by SEC Rule 15c3-1, as of March 31, 2011 was  $274.7 million with excess net capital of  $274.4 million.

Subsequent Events	3 Months Ended
Mar. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
19.	SUBSEQUENT EVENTS

The Company has reviewed subsequent events occurring through the date that these consolidated financial statements were available to be issued, and determined that no subsequent events occurred that would require accrual or additional disclosure.

Summary of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation - The accompanying unaudited consolidated financial statements have been prepared in conformity with the instructions to Form 10-Q and Article 10, Rule 10-01 of Regulation S-X for interim financial statements.  Accordingly, they may not include all of the information and footnotes required by accounting principles generally accepted in the United States of America ("GAAP").

The consolidated financial statements include the accounts of the Company, FIDAC, Merganser, RCap, Shannon, Charlesfort and the Fund.  All intercompany balances and transactions have been eliminated.

Prior year amounts for interest expense on interest rate swaps were reclassified from interest expense to conform to the current year presentation on the Consolidated Statement of Operations and Comprehensive Income. Additionally, prior year amounts for Proceeds from sale of agency debentures and Payments on purchases of agency debentures were reclassified to Proceeds from sales of Mortgage-Backed Securities and agency debentures and Payments on purchases of Mortgage-Backed Securities and agency debentures, respectively, on the Consolidated Statement of Cash Flows.

Cash and Cash Equivalents	Cash and Cash Equivalents - Cash and cash equivalents include cash on hand and cash held in money market funds on an overnight basis.
Reverse Repurchase Agreements
Reverse Repurchase Agreements - The Company may invest its daily available cash balances via reverse repurchase agreements to provide additional yield on its assets.  These investments will typically be recorded as short term investments and will generally mature daily.  Reverse repurchase agreements are recorded at cost and are collateralized by mortgage-backed securities pledged by the counterparty to the agreement.  Reverse repurchase agreements entered into by RCap are part of the subsidiary’s daily matched book trading activity.  These reverse repurchase agreements are recorded on trade date at the contract amount, are collateralized by mortgage-backed securities and generally mature within 90 days.  Margin calls are made by RCap as appropriate based on the daily valuation of the underlying collateral versus the contract price.  RCap generates income from the spread between what is earned on the reverse repurchase agreements and what is paid on the matched repurchase agreements.  Cash flows related to RCap’s matched book activity are included in cash flows from operating activities. Reverse repurchase agreements entered into by the Company are included in cash flows from investing activities.

Securities borrowed and loaned transactions
Securities borrowed and loaned transactions – RCap records securities borrowed and loaned transactions at the fair value. Securities borrowed transactions require RCap to provide the counterparty with collateral in the form of cash or other securities. RCap receives collateral in the form of cash or other securities for securities loaned transactions. For these transactions, the fees received or paid by RCap are recorded as interest income or expense. On a daily basis, market value changes of securities borrowed or loaned against may require counterparties to deposit additional collateral or RCap to return collateral pledged, when appropriate.

U.S. Treasury Securities
U.S. Treasury Securities - During the second quarter 2010, RCap commenced trading U.S. Treasury securities for its proprietary portfolio, which consists of long and short positions on U.S. Treasury bills, notes, and bonds. U.S. Treasury securities are classified as trading investments and are recorded on trade date at cost. Changes in fair value are reflected in the Company’s consolidated statements of operations. U.S. Treasury bills trade at a discount to par with the difference between proceeds received upon maturity and purchase price recognized as interest income in the Company’s consolidated statements of operations. Interest income on U.S. Treasury notes and bonds is accrued based on the outstanding principal amount of those investments and their contractual terms.  Premiums and discounts associated with the purchase of the U.S. Treasury notes and bonds are amortized into interest income over the projected lives of the securities using the interest method.

Mortgage-Backed Securities and Agency Debentures
Mortgage-Backed Securities and Agency Debentures – The Company invests primarily in mortgage pass-through certificates, collateralized mortgage obligations and other mortgage-backed securities representing interests in or obligations backed by pools of mortgage loans, and certificates guaranteed by Ginnie Mae , Freddie Mac or Fannie Mae (collectively, “Agency Mortgage-Backed Securities”).  The Company also invests in Agency debentures issued by Federal Home Loan Bank (“FHLB”), Freddie Mac, and Fannie Mae.

Investment Securities
Investment Securities –Agency Mortgage-Backed Securities, Agency debentures, and corporate debt are referred to herein as “Investment Securities.”  The Company classifies its Investment Securities as either trading investments, available-for-sale investments or held-to-maturity investments.  Although the Company generally intends to hold most of its Investment Securities until maturity, it may, from time to time, sell any of its Investment Securities as part of its overall management of its portfolio.  Investment Securities classified as available-for-sale are reported at estimated fair value, based on fair values obtained and compared to independent sources, with unrealized gains and losses excluded from earnings and reported as a separate component of stockholders’ equity.  Investment Securities transactions are recorded on the trade date.  Realized gains and losses on sales of Investment Securities are determined using the specific identification method.

The Company’s investment in Chimera Investment Corporation (“Chimera”) is accounted for as available-for-sale equity securities.  The Company’s investment in CreXus Investment Corp. (“CreXus”) is accounted for under the equity method.

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation.  The Company determines if it (1) has the intent to sell the Investment Securities, (2) is more likely than not that it will be required to sell the securities before recovery, or (3) does not expect to recover the entire amortized cost basis of the Investment Securities.  Further, the security is analyzed for credit loss (the difference between the present value of cash flows expected to be collected and the amortized cost basis).  The credit loss, if any, will then be recognized in the consolidated statement of operations, while the balance of losses related to other factors will be recognized in other comprehensive income (“OCI”).  There was no other-than-temporary impairment for the quarters ended March 31, 2011 and 2010.

The estimated fair value of available-for-sale debt and equity securities, U.S. Treasury securities, U.S. Treasury securities sold, not yet purchased, receivable from prime broker, interest rate swaps, and futures and options contracts is equal to their carrying value presented in the consolidated statements of financial condition.  Cash and cash equivalents, reverse repurchase agreements, securities borrowed, receivable for Agency Mortgage-Backed Securities sold, accrued interest and dividends receivable, receivable for advisory and service fees, repurchase agreements with maturities shorter than one year, payable for investments purchased, securities loaned, dividends payable, accounts payable and other liabilities, and accrued interest payable, generally approximates fair value at March 31, 2011 due to the short term nature of these financial instruments.  The estimated fair value of long term structured repurchase agreements is reflected in Note 9 to the consolidated financial statements.  The estimated fair value of Convertible Senior Notes is reflected in Note 11 to the consolidated financial statements.

Interest income is accrued based on the outstanding principal amount of the Investment Securities and their contractual terms.  Premiums and discounts associated with the purchase of the Investment Securities are amortized into interest income over the projected lives of the securities using the interest method.  The Company’s policy for estimating prepayment speeds for calculating the effective yield is to evaluate historical performance, consensus prepayment speeds, and current market conditions.  Dividend income on available-for-sale equity securities is recorded on declaration date on an accrual basis.

Derivative Financial Instruments/Hedging Activity
Derivative Financial Instruments/Hedging Activity - Prior to the fourth quarter of 2008, the Company designated interest rate swaps as cash flow hedges, whereby the swaps were recorded at fair value on the statements of financial condition as assets and liabilities with any changes in fair value recorded in OCI.  In a cash flow hedge, a swap would exactly match the pricing date of the relevant repurchase agreement.  Through the end of the third quarter of 2008 the Company continued to be able to effectively match the swaps with the repurchase agreements, therefore entering into effective hedge transactions.  However, due to the volatility of the credit markets, it was no longer practical to match the pricing dates of both the swaps and the repurchase agreements.

As a result, the Company voluntarily discontinued hedge accounting after the third quarter of 2008 through a combination of de-designating previously defined hedge relationships and not designating new contracts as cash flow hedges.  The de-designation of cash flow hedges requires that the net derivative gain or loss related to the discontinued cash flow hedge continue to be reported in accumulated OCI, unless it is probable that the forecasted transaction will not occur by the end of the originally specified time period or within an additional two-month period of time thereafter.  The Company continues to hold repurchase agreements in excess of swap contracts and has no indication that interest payments on the hedged repurchase agreements are in jeopardy of discontinuing.  Therefore, the deferred losses related to these derivatives that have been de-designated will not be recognized immediately and will remain in OCI. These losses are reclassified into earnings during the contractual terms of the swap agreements starting as of October 1, 2008.  Changes in the unrealized gains or losses on the interest rate swaps subsequent to September 30, 2008 are reflected in the Company’s statements of operations.

RCap enters into U.S Treasury, Eurodollar, and federal funds futures and options contracts for speculative or hedging purposes. RCap maintains a margin account which is settled daily with futures and options commission merchants. Changes in the unrealized gains or losses on the futures and options contracts are reflected in the Company’s statements of operations.

Credit Risk
Credit Risk – The Company has limited its exposure to credit losses on its portfolio of Agency Mortgage-Backed Securities by only purchasing securities issued by Freddie Mac, Fannie Mae or Ginnie Mae and Agency debentures issued by the FHLB, Freddie Mac and Fannie Mae.  The payment of principal and interest on the Freddie Mac and Fannie Mae Agency Mortgage-Backed Securities are guaranteed by those respective agencies, and the payment of principal and interest on the Ginnie Mae Agency Mortgage-Backed Securities are backed by the full faith and credit of the U.S. government.  Principal and interest on Agency debentures are guaranteed by the agency issuing the debenture.  Substantially all of the Company’s Investment Securities have an actual or implied “AAA” rating.  The Company faces credit risk on the portions of its portfolio which are not Agency Mortgage-Backed Securities and Agency debentures.

Market Risk
Market Risk - Weakness in the mortgage market may adversely affect the performance and market value of the Company’s investments.  This could negatively impact the Company’s net book value.  Furthermore, if many of the Company’s lenders are unwilling or unable to provide additional financing, the Company could be forced to sell its Investment Securities at an inopportune time when prices are depressed. The Company does not anticipate having difficulty converting its assets to cash or extending financing terms due to the fact that its Agency Mortgage-Backed Securities and Agency debentures have an actual or implied “AAA” rating and principal payment is guaranteed by Freddie Mac, Fannie Mae, or Ginnie Mae.

Repurchase Agreements
Repurchase Agreements - The Company finances the acquisition of its Agency Mortgage-Backed Securities and Agency debentures through the use of repurchase agreements.  Repurchase agreements are treated as collateralized financing transactions and are carried at their contractual amounts, including accrued interest, as specified in the respective agreements.   Reverse repurchase agreements and repurchase agreements with the same counterparty and the same maturity are presented net in the statements of financial condition when the terms of the agreements permit netting.

Convertible Senior Notes
Convertible Senior Notes – The Company records the notes at their contractual amounts, including accrued interest.  The Company has analyzed whether the embedded conversion option should be bifurcated and has determined that bifurcation is not necessary.

Cumulative Convertible Preferred Stock
Cumulative Convertible Preferred Stock - The Series B Cumulative Convertible Preferred Stock (the “Series B Preferred Stock”) contains fundamental change provisions that allow the holder to redeem the Series B Preferred Stock for cash if certain events occur.  As redemption under these provisions is not solely within the Company’s control, the Company has classified the Series B Preferred Stock as temporary equity in the accompanying consolidated statements of financial condition.  The Company has analyzed whether the embedded conversion option should be bifurcated and has determined that bifurcation is not necessary.

Income Taxes
Income Taxes - The Company has elected to be taxed as a REIT and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), with respect thereto.  Accordingly, the Company will not be subjected to federal income tax to the extent of its distributions to shareholders and as long as certain asset, income and stock ownership tests are met.  The Company and certain  of its subsidiaries, FIDAC, Merganser and RCap, have made separate joint elections to treat these subsidiaries as taxable REIT subsidiaries.  As such, each of the taxable REIT subsidiaries are taxable as a domestic C corporation and subject to federal, state, and local income taxes based upon its taxable income.

The provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740, Income Taxes, clarify the accounting for uncertainty in income taxes recognized in financial statements and prescribe a recognition threshold and measurement attribute for tax positions taken or expected to be taken on a tax return. FASB ASC 740 also requires that interest and penalties related to unrecognized tax benefits be recognized in financial statements. The Company does not have any unrecognized tax benefits that would affect its financial position.  Thus, no accruals for penalties and interest were necessary as of March 31, 2011.

Use of Estimates
Use of Estimates - The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  All assets classified as trading or available-for-sale and interest rate swaps are reported at their estimated fair value, based on market prices.  The Company’s policy is to obtain fair values from one or more independent sources.  Fair values from independent sources are compared to internal prices for reasonableness.  Actual results could differ from those estimates.

Goodwill and Intangible Assets
Goodwill and Intangible Assets - The Company’s acquisitions of FIDAC and Merganser were accounted for using the purchase method.  Under the purchase method, net assets and results of operations of acquired companies are included in the consolidated financial statements from the date of acquisition. In addition, the costs of FIDAC and Merganser were allocated to the assets acquired, including identifiable intangible assets, and the liabilities assumed based on their estimated fair values at the date of acquisition. The excess of purchase price over the fair value of the net assets acquired was recognized as goodwill.  Goodwill and intangible assets are periodically (but not less frequently than annually) reviewed for potential impairment.  Intangible assets with an estimated useful life are expected to amortize over a 10.2 year weighted average time period.  During the quarters ended March 31, 2011 and 2010, there were no impairment losses.

Stock Based Compensation
Stock Based Compensation - The Company is required to measure and recognize in the consolidated financial statements the compensation cost relating to share-based payment transactions.  The compensation cost is reassessed based on the fair value of the equity instruments issued.

The Company recognizes compensation expense on a straight-line basis over the requisite service period for the entire award (that is, over the requisite service period of the last separately vesting portion of the award).  The Company estimated fair value using the Black-Scholes valuation model.

Mortgage-Backed Securities (Table)	3 Months Ended
Mar. 31, 2011
Mortgage Backed Securities [Abstract]
Mortgage-Backed Securities portfolio carried at fair value
The following tables present the Company’s available-for-sale Mortgage-Backed Securities portfolio as of March 31, 2011 and December 31, 2010 which were carried at their fair value:

March 31, 2011	Freddie Mac	Fannie Mae	Ginnie Mae	Total Agency Mortgage-Backed Securities
	(dollars in thousands)
Mortgage-Backed
Securities, gross	$24,841,332	$63,995,911	$933,685	$89,770,928
Unamortized discount	(13,481)	(17,900)	(403)	(31,784)
Unamortized premium	630,435	2,269,137	32,462	2,932,034
Amortized cost	25,458,286	66,247,148	965,744	92,671,178

Gross unrealized gains	538,694	1,155,997	30,322	1,725,013
Gross unrealized losses	(147,971)	(599,647)	(4,164)	(751,782)

Estimated fair value	$25,849,009	$66,803,498	$991,902	$93,644,409

	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Estimated Fair Value

Adjustable rate	$10,449,351	$358,251	$(13,352)	$10,794,250

Fixed rate	82,221,827	1,366,762	(738,430)	82,850,159

Total	$92,671,178	$1,725,013	$(751,782)	$93,644,409

December 31, 2010	Freddie Mac	Fannie Mae	Ginnie Mae	Total Agency Mortgage-Backed Securities
	(dollars in thousands)
Mortgage-Backed
Securities, gross	$19,846,543	$54,341,140	$824,029	$75,011,712
Unamortized discount	(14,651)	(18,329)	(403)	(33,383)
Unamortized premium	517,507	1,795,116	26,200	2,338,823
Amortized cost	20,349,399	56,117,927	849,826	77,317,152

Gross unrealized gains	463,471	1,211,324	29,408	1,704,203
Gross unrealized losses	(140,027)	(438,918)	(2,080)	(581,025)

Estimated fair value	$20,672,843	$56,890,333	$877,154	$78,440,330

	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Estimated Fair Value
	(dollars in thousands)
Adjustable rate	$10,954,627	$257,822	$(75,440)	$11,137,009

Fixed rate	66,362,525	1,446,381	(505,585)	67,303,321

Total	$77,317,152	$1,704,203	$(581,025)	$78,440,330

Fair Value and Amortized Cost of Mortgage-Backed Securities according to their estimated weighted-average life
The following table summarizes the Company’s Agency Mortgage-Backed Securities on March 31, 2011 and December 31, 2010 according to their estimated weighted-average life classifications:

	March 31, 2011		December 31, 2010
	Fair Value	Amortized Cost	Fair Value	Amortized Cost
Weighted-Average Life	(dollars in thousands)
Less than one year	$858,543	$850,274	$915,398	$901,824
Greater than one year and less than five years	66,646,319	65,137,843	59,732,123	58,321,570
Greater than or equal to five years	26,139,547	26,683,061	17,792,809	18,093,758

Total	$93,644,409	$92,671,178	$78,440,330	$77,317,152

Mortgage-Backed Securities in a continuous unrealized loss position
The following table presents the gross unrealized losses, and estimated fair value of the Company’s Agency Mortgage-Backed Securities by length of time that such securities have been in a continuous unrealized loss position at March 31, 2011 and December 31, 2010.

	Unrealized Loss Position For: (dollars in thousands)
	Less than 12 Months		12 Months or More		Total
	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses

March 31, 2011	$42,331,688	$(747,653)	$153,837	$(4,129)	$42,485,525	$(751,782)

December 31, 2010	$28,608,996	$(577,096)	$166,481	$(3,929)	$28,775,477	$(581,025)

Fair Value Measurements (Table)	3 Months Ended
Mar. 31, 2011
Fair Value Measurements [Abstract]
Investment Securities characteristics
The Company’s Investment Securities characteristics are as follows:
	Weighted Average Coupon on Fixed Rate Investments	Weighted Average Coupon on Adjustable Rate Investments	Weighted Average Yield on Fixed Rate Investments	Weighted Average Yield on Adjustable Rate Investments	Weighted Average Lifetime Cap on Adjustable Investments	Weighted Average Term to Next Adjustment on Adjustable Rate Investments

At March 31, 2011	4.80%	4.21%	4.19%	3.02%	10.09%	39 months

At December 31, 2010	4.92%	4.28%	4.00%	3.04%	10.16%	39 months

Financial assets and liabilities carried at fair value on a recurring basis
The classification of assets and liabilities by level remains unchanged at March 31, 2011, when compared to the year ended December 31, 2010.  The Company’s financial assets and liabilities carried at fair value on a recurring basis are valued as follows:

	Level 1	Level 2	Level 3
At March 31, 2011	(dollars in thousands)
Assets:
Mortgage-Backed Securities	$-	$93,644,409	-
Agency debentures	-	414,660	-
Available-for-sale-equity securities	178,132	-	-
U.S. Treasury Securities	1,088,657	-	-
Securities borrowed	-	368,714	-
Interest rate swaps	-	8,879	-
Other derivative contracts	-	1,539	-
Liabilities:
Interest Rate swaps	-	577,150	-
U.S. Treasury securities sold, not yet purchased	788,898	-	-
Securities loaned	-	359,852	-

	Level 1	Level 2	Level 3
At December 31, 2010	(dollars in thousands)
Assets:
Mortgage-Backed Securities	$-	$78,440,330	$-
Agency debentures	-	1,108,261	-
Available for sale equity securities	184,879	-	-
U.S. Treasury securities	1,100,447	-	-
Securities borrowed	-	216,676	-
Interest rate swaps	-	2,561	-
Other derivative contracts	2,607	-	-
Liabilities:
Interest rate swaps	-	754,439	-
U.S. Treasury securities sold, not yet purchased	909,462	-	-
Securities loaned	-	217,841	-
Other derivative contracts	-	2,446	-

Repurchase Agreements (Table)	3 Months Ended
Mar. 31, 2011
Repurchase Agreements [Abstract]
Remaining maturities of repurchase agreements
At March 31, 2011 and December 31, 2010, the repurchase agreements had the following remaining maturities:

	March 31, 2011	December 31, 2010
	(dollars in thousands)
1 day	$11,227,191	-
2 to 29 days	21,973,216	$32,669,341
30 to 59 days	15,136,294	13,767,522
60 to 89 days	4,504,540	4,776,597
90 to 119 days	12,921,297	6,068,376
Over 120 days	14,221,376	8,251,701
Total	$79,983,914	$65,533,537

Derivative Instruments (Table)	3 Months Ended
Mar. 31, 2011
Derivative Instruments [Abstract]
Fair value of derivative instruments reported in the Consolidated Statement of Financial Position
The location and fair value of the Company’s interest rate swaps reported in the Consolidated Statements of Financial Condition as of March 31, 2011 are as follows:

	Location on Statements of Financial Condition	Notional Amount	Net Estimated Fair Value/Carrying Value
		(dollars in thousands)
March 31, 2011	Assets	$1,350,000	$8,879
March 31, 2011	Liabilities	$32,079,350	( $577,150)
December 31, 2010	Assets	$200,000	$2,561
December 31, 2010	Liabilities	$26,882,460	( $754,439)

Effect of derivatives on the Statement of Operations and Comprehensive Income
The effect of the Company’s interest rate swaps on the Statements of Operations and Comprehensive Income is as follows:

	Location on Statements of Operations and Comprehensive Income
	Interest Expense	Unrealized Gains (Losses) on Interest Rate Swaps
	(dollars in thousands)
For the Quarter Ended March 31, 2011	$206,148	$169,308
For the Quarter Ended March 31, 2010	$180,838	$(116,732)

Net Income Per Common Share (Table)	3 Months Ended
Mar. 31, 2011
Net Income Per Common Share [Abstract]
Net income per share
The following table presents a reconciliation of the net income and shares used in calculating basic and diluted earnings per share for the quarters ended March 31, 2011 and 2010.

	For the Quarters Ended
	March 31, 2011	March 31, 2010
Net income	$699,895	$281,065
Less: Preferred stock dividends	4,267	4,625
Net income available to common shareholders, prior to adjustment for dilutive potential common shares, if necessary	$695,628	$276,440
Add: Preferred Series B dividends, if Series B shares are dilutive	619	976
Add: Interest on Convertible Senior Notes, if Notes are dilutive	6,000	3,195
Net income available to common shareholders, as adjusted	$702,247	$280,611

Weighted average shares of common stock outstanding-basic	752,414	554,995
Add: Effect of dilutive stock options	451	224
Add: Series B Cumulative Convertible Preferred Stock	4,509	6,293
Add: Convertible Senior Notes	33,620	14,347
Weighted average shares of common stock outstanding-diluted	790,994	575,859

Long-Term Stock Incentive Plans (Table)	3 Months Ended
Mar. 31, 2011
Long-Term Stock Incentive Plans [Abstract]
Long-term stock compensation
	For the Quarter ended
	March 31, 2011		March 31, 2010
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Options outstanding at the beginning of quarter	6,891,975	$15.20	7,271,503	$15.20
Exercised	(183,343)	13.29	(90,247)	11.72
Forfeited	-	-	-	-
Expired	-	-	-	-
Options outstanding at the end of period	6,708,632	$15.38	7,181,256	$15.24
Options exercisable at the end of the period	3,639,501	$16.30	1,769,180	$17.23

Lease Commitments and Contingencies (Table)	3 Months Ended
Mar. 31, 2011
Lease Commitments and Contingencies [Abstract]
Lease commitments and contingencies
The following table details the lease payments.

Year Ending December	Lease Commitment	Sublease Income	Net Amount
	(dollars in thousands)
2011 (remaining)	$2,204	$127	$2,077
2012	2,939	70	2,869
2013	2,939	-	2,939
2014	2,510	-	2,510
2015	161	-	161
Later years	27	-	27
	$10,780	$197	$10,583

Organization and Significant Accounting Policies (Detail)	3 Months Ended
Mar. 31, 2011
Summary of Significant Accounting Policies:
Expected amortization of finite lived intangible assets, years	10.2

Mortgage-Backed Securities (Detail) (USD $) In Thousands	Mar. 31, 2011	Dec. 31, 2010
Mortgage-Backed Securities Portfolio:
Mortgage-Backed Securities, gross	$ 89,770,928	$ 75,011,712
Unamortized discount	(31,784)	(33,383)
Unamortized premium	2,932,034	2,338,823
Amortized cost, total	92,671,178	77,317,152
Gross unrealized gains	1,725,013	1,704,203
Gross unrealized losses	(751,782)	(581,025)
Estimated fair value, total	93,644,409	78,440,330	[1]
Adjustable rate
Mortgage-Backed Securities Portfolio:
Amortized cost, total	10,449,351	10,954,627
Gross unrealized gains	358,251	257,822
Gross unrealized losses	(13,352)	(75,440)
Estimated fair value, total	10,794,250	11,137,009
Fixed rate
Mortgage-Backed Securities Portfolio:
Amortized cost, total	82,221,827	66,362,525
Gross unrealized gains	1,366,762	1,446,381
Gross unrealized losses	(738,430)	(505,585)
Estimated fair value, total	82,850,159	67,303,321
Freddie Mac
Mortgage-Backed Securities Portfolio:
Mortgage-Backed Securities, gross	24,841,332	19,846,543
Unamortized discount	(13,481)	(14,651)
Unamortized premium	630,435	517,507
Amortized cost, total	25,458,286	20,349,399
Gross unrealized gains	538,694	463,471
Gross unrealized losses	(147,971)	(140,027)
Estimated fair value, total	25,849,009	20,672,843
Fannie Mae
Mortgage-Backed Securities Portfolio:
Mortgage-Backed Securities, gross	63,995,911	54,341,140
Unamortized discount	(17,900)	(18,329)
Unamortized premium	2,269,137	1,795,116
Amortized cost, total	66,247,148	56,117,927
Gross unrealized gains	1,155,997	1,211,324
Gross unrealized losses	(599,647)	(438,918)
Estimated fair value, total	66,803,498	56,890,333
Ginnie Mae
Mortgage-Backed Securities Portfolio:
Mortgage-Backed Securities, gross	933,685	824,029
Unamortized discount	(403)	(403)
Unamortized premium	32,462	26,200
Amortized cost, total	965,744	849,826
Gross unrealized gains	30,322	29,408
Gross unrealized losses	(4,164)	(2,080)
Estimated fair value, total	$ 991,902	$ 877,154

[1]	Derived from the audited consolidated financial statements at December 31, 2010.

Mortgage-Backed Securities - Additional (Detail) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Fair Value and Amortized Cost of Mortgage-Backed Securities according to their estimated weighted-average life:
Less than one year - fair value	$ 858,543,000		$ 915,398,000
Less than one year - amortized cost	850,274,000		901,824,000
Greater than one year and less than five years - fair value	66,646,319,000		59,732,123,000
Greater than one year and less than five years - amortized cost	65,137,843,000		58,321,570,000
Greater than or equal to five years - fair value	26,139,547,000		17,792,809,000
Greater than or equal to five years - amortized cost	26,683,061,000		18,093,758,000
Estimated fair value, total	93,644,409,000		78,440,330,000	[1]
Amortized cost, total	92,671,178,000		77,317,152,000
Unrealized Loss Position For: Less than 12 Months
Estimated Fair Value	42,331,688,000		28,608,996,000
Unrealized Losses	(747,653,000)		(577,096,000)
Unrealized Loss Position For: 12 Months or More
Estimated Fair Value	153,837,000		166,481,000
Unrealized Losses	(4,129,000)		(3,929,000)
Unrealized Loss Position Total
Estimated Fair Value	42,485,525,000		28,775,477,000
Unrealized Losses	(751,782,000)		(581,025,000)
Mortgage-Backed Securities Sold (Narrative):
Mortgage-Backed securities sold, carrying value	3,300,000,000	1,600,000,000
Mortgage-Backed securities sold, realized gain	$ 20,900,000	$ 47,000,000

[1]	Derived from the audited consolidated financial statements at December 31, 2010.

Agency Debentures (Detail) (USD $)	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Agency Debentures [Member]
Agency Debentures:
Agency debentures, value			$ 414,700,000
Agency debentures - unrealized loss	751,782,000	581,025,000	3,000,000
Agency debentures - sold or called			821,800,000
Agency debentures - gain from sale			$ 6,300,000

Investments With Affiliate, Available-For-Sale Equity Securities (Detail) (USD $) Share data in Millions	Mar. 31, 2011	Dec. 31, 2010
Investments with affiliate, available-for-sale equity securities:
Investments with affiliate, available-for-sale equity securities - unrealized gain	$ 1,725,013,000	$ 1,704,203,000
Chimera [Member]
Investments with affiliate, available-for-sale equity securities:
Investments with affiliate, available-for-sale equity securities - shares	45	45
Investments with affiliate, available-for-sale equity securities - fair value	178,100,000	184,900,000
Investments with affiliate, available-for-sale equity securities - unrealized gain	$ 39,300,000	$ 46,000,000

Investment With Affiliate, Equity Method (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2011	Dec. 31, 2010	Apr. 01, 2011 CreXus [Member]	Mar. 31, 2011 CreXus [Member]	Dec. 31, 2010 CreXus [Member]
Investment in Affiliate, Equity Method:
Equity method investment, ownership percentage				13.00%	25.00%
Equity method investment, shares acquired			5
Equity method, fair value				$ 108.8	$ 59.3

Reverse Repurchase Agreements (Detail) (USD $) In Thousands	Mar. 31, 2011	Dec. 31, 2010
Reverse Repurchase Agreement:
Reverse repurchase agreement with non-affiliate - value	$ 1,348,069	$ 1,006,163	[1]
RCap [Member]
Reverse Repurchase Agreement:
Reverse repurchase agreement with non-affiliate - value	$ 1,348,069	$ 1,006,163

[1]	Derived from the audited consolidated financial statements at December 31, 2010.

Receivable From Prime Broker (Detail) (USD $)	Mar. 31, 2011	Dec. 31, 2010
Receivable From Prime Broker:
Investment in Fund, prior to bankruptcy	$ 45,000,000
Investment in Fund, which is in bankruptcy, redeemed amount	56,000,000
Discount rate used for valuing receivables in bankruptcy, percentage	80.00%
Receivable from Prime Broker, net	$ 3,272,000	$ 3,272,000	[1]

[1]	Derived from the audited consolidated financial statements at December 31, 2010.

Fair Value Measurements (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Adjustable Rate Investments
Mortgage-Backed, Agency debentures and corporate debt characteristics:
Weighted Average Coupon, percentage	4.21%	4.28%
Weighted Average Yield, percentage	3.02%	3.04%
Weighted Average Lifetime Cap on Adjustable Rate Securities, percentage	10.09%	10.16%
Weighted Average Term to Next Adjustment on Adjustable Rate Securities, months	P39M	P39M
Fixed Rate Investments
Mortgage-Backed, Agency debentures and corporate debt characteristics:
Weighted Average Coupon, percentage	4.80%	4.92%
Weighted Average Yield, percentage	4.19%	4.00%

Fair Value Measurements - Additional (Detail) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands	Mar. 31, 2011	Dec. 31, 2010
Level 1
Assets:
Available-for-sale-equity securities	$ 178,132	$ 184,879
U.S. Treasury securities	1,088,657	1,100,447
Other derivative contracts		2,607
Liabilities:
U.S. Treasury securities sold, not yet purchased	788,898	909,462
Level 2
Assets:
Mortgage-Backed Securities	93,644,409	78,440,330
Agency debentures	414,660	1,108,261
Securities borrowed	368,714	216,676
Interest rate swaps	8,879	2,561
Other derivative contracts	1,539
Liabilities:
Interest Rate swaps	577,150	754,439
Securities loaned	359,852	217,841
Other derivative contracts		$ 2,446

Repurchase Agreements (Detail) (USD $) In Thousands	Mar. 31, 2011	Dec. 31, 2010
Repurchase Agreements, Maturity Periods:
Repurchase agreements	$ 79,983,914	$ 65,533,537	[1]
1 day
Repurchase Agreements, Maturity Periods:
Repurchase agreements	11,227,191
Within 30 days
Repurchase Agreements, Maturity Periods:
Repurchase agreements	21,973,216	32,669,341
30 to 59 days
Repurchase Agreements, Maturity Periods:
Repurchase agreements	15,136,294	13,767,522
60 to 89 days
Repurchase Agreements, Maturity Periods:
Repurchase agreements	4,504,540	4,776,597
90 to 119 days
Repurchase Agreements, Maturity Periods:
Repurchase agreements	12,921,297	6,068,376
Over 120 days
Repurchase Agreements, Maturity Periods:
Repurchase agreements	$ 14,221,376	$ 8,251,701

[1]	Derived from the audited consolidated financial statements at December 31, 2010.

Repurchase Agreements - Additional (Detail) (USD $)	Mar. 31, 2011	Dec. 31, 2010
Disclosure of Repurchase Agreements:
Repurchase agreements - outstanding	$ 79,983,914,000	$ 65,533,537,000	[1]
Repurchase agreements - weighted average borrowing rates	1.63%	1.84%
Repurchase agreements - weighted average remaining maturities (in days)	120	127
Repurchase agreements - collateral held, fair value	84,400,000,000	69,500,000,000
Repurchase agreements - amount at risk not greater than percent	10.00%	10.00%
Repurchase agreements with right to call prior to maturity, fair value	256,500,000	313,200,000
Repurchase agreements with right to call prior to maturity, amount
Disclosure of Repurchase Agreements:
Repurchase agreements - outstanding	$ 5,200,000,000	$ 5,900,000,000

[1]	Derived from the audited consolidated financial statements at December 31, 2010.

Repurchase Agreements - Additional Continued (Detail) (USD $) In Thousands	Mar. 31, 2011	Dec. 31, 2010
Disclosure of New Repurchase Agreements:
Repurchase agreements	$ 79,983,914	$ 65,533,537	[1]
Over 1 year [Member]
Disclosure of New Repurchase Agreements:
Repurchase agreements	700,000	500,000
Repurchase agreements - fair value	$ 710,700	$ 513,300

[1]	Derived from the audited consolidated financial statements at December 31, 2010.

Derivative Instruments (Detail) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Interest rate swaps:
Effect of Derivatives On the Statement of Operations and Comprehensive Income, Interest Expense	$ 206,148,000	$ 180,838,000
Effect of Derivatives On the Statement of Operations and Comprehensive Income, Unrealized Gains (Losses) on Interest Rate Swaps	169,308,000	(116,732,000)
Weighted average pay rate on interest rate swaps (Narrative):
Interest rate swaps - weighted average pay rate, percentage	2.92%	3.66%
Interest rate swaps - weighted average receive rate, percentage	0.28%	0.24%
Gross Unrealized Losses and Unrealized Gains on Interest Rate Swaps (Narrative):
Interest rate swaps, gross unrealized loss	687,200,000		820,000,000
Interest rate swaps, notional amount related to gross unrealized loss	24,200,000,000		23,200,000,000
Interest rate swaps, gross unrealized gain	119,000,000		68,200,000
Interest rate swaps, notional amount related to gross unrealized gain	$ 9,300,000,000		$ 3,900,000,000

Derivative Instruments - Additional (Detail) (USD $) In Thousands	Mar. 31, 2011	Dec. 31, 2010
Fair Value of Derivative Instruments:
Net estimated fair value of derivative instruments - liabilities	$ (577,150)	$ (754,439)	[1]
Net estimated fair value of derivative instruments - assets	8,879	2,561	[1]
Derivative Liabilities
Fair Value of Derivative Instruments:
Derivative instruments, notional amount	32,079,350	26,882,460
Net estimated fair value of derivative instruments - liabilities	(577,150)	(754,439)
Derivative Assets
Fair Value of Derivative Instruments:
Derivative instruments, notional amount	1,350,000	200,000
Net estimated fair value of derivative instruments - assets	$ 8,879	$ 2,561

[1]	Derived from the audited consolidated financial statements at December 31, 2010.

Convertible Senior Notes (Detail) (USD $)	3 Months Ended
	Mar. 31, 2010	Mar. 31, 2011 Convertible Senior Notes [Member]	Mar. 31, 2010 Convertible Senior Notes [Member]	Dec. 31, 2010 Convertible Senior Notes [Member]
Convertible Senior Notes:
Issued Convertible Senior Notes, aggregate principal amount			$ 600,000,000
Issued Convertible Senior Notes, interest rate		4.00%
Issued Convertible Senior Notes, frequency of interest payments per year		$ 2
Issued Convertible Senior Notes, net proceeds following underwriting expenses	582,000,000		582,000,000
Convertible Senior Notes convertible into Common Stock, initial conversion rate		46.607
Convertible Senior Notes convertible into Common Stock, subsequent conversion rate, number of shares		56.0338
Convertible Senior Notes, principal amount applicable for conversion rate		1,000
Convertible Senior Notes convertible into Common Stock, initial conversion price		$ 21.456
Convertible Senior Notes convertible into Common Stock, subsequent conversion price		$ 17.8464
Convertible Senior Notes, market value		$ 701,700,000		$ 699,200,000

Preferred Stock and Common Stock (Detail) (USD $)	0 Months Ended			3 Months Ended					12 Months Ended		3 Months Ended		12 Months Ended
	Feb. 18, 2011	Jan. 07, 2011	Jul. 19, 2010	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2011 Common Stock Par Value	Mar. 31, 2011 Series B Cumulative Convertible Redeemable Preferred Stock [Member]	Mar. 31, 2010 Series B Cumulative Convertible Redeemable Preferred Stock [Member]	Dec. 31, 2010 Series B Cumulative Convertible Redeemable Preferred Stock [Member]		Mar. 31, 2011 Series Cumulative Redeemable Preferred Stock [Member]	Mar. 31, 2010 Series Cumulative Redeemable Preferred Stock [Member]	Dec. 31, 2010 Series Cumulative Redeemable Preferred Stock [Member]
Common Stock:
Common stock issued - public offering	86,250,000	86,250,000	60,000,000
Net proceeds from common stock offering	$ 1,470,000,000	$ 1,470,000,000	$ 1,000,000,000	$ 2,941,411,000
Options exercised under incentive plans, shares				183,343	90,247
Aggregate exercise price of options exercised under incentive plans				2,500,000
Shares granted under incentive plans, shares				3,876
Number of common stock issued upon conversion of Preferred Stock, shares						5,313	2,000
Direct Purchase and Dividend Reinvestment Program - value raised				1,142,000	115,518,000
Direct Purchase and Dividend Reinvestment Program - issued shares				63,795
Preferred Stock:
Preferred Stock shares issued							1,650,047		1,652,047	[1]	7,412,500		7,412,500	[1]
Preferred Stock shares outstanding							1,650,047		1,652,047	[1]	7,412,500		7,412,500	[1]
Preferred Stock par value							$ 0.01		$ 0.01		$ 0.01		$ 0.01
Preferred Stock liquidation preference, per share							$ 25		$ 25		$ 25		$ 25
Preferred Stock dividend rate, percentage							6.00%		6.00%		7.88%		7.88%
Preferred Stock redeemable price, per share							$ 25		$ 25		$ 25		$ 25
Minimum number of quarters with failure to pay dividends, which triggers voting rights for preferred stock, quarters							6		6		6		6
Number of Board Of Directors that Preferred Stock owners are entitled to vote to elect when there is a failure to pay quarterly dividends for a set period, ratio							2		2		2		2
Minimum ratio of votes required to materially and adversely change the terms of the Series A Preferred Stock							0.667		0.667		0.667		0.667
Convertible Preferred Stock conversion trigger, common stock cash dividends per share excess							$ 0.11		$ 0.11
Initial conversion rate of convertible Preferred Stock, shares							1.773
Conversion rate of convertible Preferred Stock, shares							2.7329
Distributions to Shareholders:
Common stock - dividend declared - total				498,697,000	363,778,000
Common stock - dividend declared - per share				$ 0.62	$ 0.65
Preferred stock dividends				$ 3,648,000	$ 3,648,000		$ 619,000	$ 1,000,000			$ 3,600,000	$ 3,600,000
Preferred series dividends declared, per share							$ 0.375	$ 0.375			$ 0.4925	$ 0.4925

[1]	Derived from the audited consolidated financial statements at December 31, 2010.

Net Income Per Common Share (Detail) (USD $) In Thousands, except Share data	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Net Income Per Common Share:
Net income	$ 699,895	$ 281,065
Less: Preferred stock dividends	4,267	4,625
Net income available to common shareholders, prior to adjustment for dilutive potential common shares, if necessary	695,628	276,440
Add: Preferred Series B dividends, if Series B shares are dilutive	619	976
Add: Interest on Convertible Senior Notes, if Notes are dilutive	6,000	3,195
Net income available to common shareholders, as adjusted	$ 702,247	$ 280,611
Weighted average shares of common stock outstanding-basic	752,413,605	554,995,092
Add: Effect of dilutive stock options	451,000	224,000
Add: Series B Cumulative Convertible Preferred Stock	4,509,000	6,293,000
Add: Convertible Senior Notes	33,620,000	14,347,000
Weighted average shares of common stock outstanding-diluted	790,993,841	575,859,564
Options to purchase common stock outstanding that would be considered anti-dilutive	565,000	566,000

Long-Term Stock Incentive Plans (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		1 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Jun. 28, 2010 Equity Incentive Plan - 2010 [Member]	May 27, 2010 Equity Incentive Plan - 2010 [Member]
Long-Term Stock Incentive Plans:
Long-term stock compensation - granting of options authorized, minimum shares	500,000
Long-term stock compensation - granting of options authorized, minimum percent of diluted outstanding common stock	9.50%
Long-term stock compensation - ceiling shares	8,932,921			25,000,000
Long-term stock compensation - granting of options authorized, maximum shares			1,250
Long-term stock compensation - vesting period	Stock options were issued at the current market price on the date of grant, subject to an immediate or four year vesting in four equal installments with a contractual term of 5 or 10 years.		The stock options were issued at the current market price on the date of grant and immediately vested with a contractual term of 5 years.
Long-term stock compensation - vesting - years	P4Y		P5Y
Long-term stock compensation - vesting installments	4
Long-term stock compensation - contractual term minimum years	P5Y
Long-term stock compensation - contractual terms maximum years	P10Y
Weighted average remaining contractual term of stock options outstanding, years	6.3	7.4
Weighted average remaining contractual term of stock options exercisable, years	5.2	4.3
Total unrecognized compensation cost related to nonvested share-based compensation awards	$ 7.6	$ 12.4
Total unrecognized compensation cost related to nonvested share-based compensation awards weighted average recognition period, years	1.8	2.7

Long-Term Stock Incentive Plans - Additional (Detail) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Long-Term Stock Incentive Plans:
Options outstanding at the beginning of period, number of shares	6,891,975	7,271,503
Options outstanding at the beginning of period, weighted average exercise price	$ 15.2	$ 15.2
Exercised, number of shares	(183,343)	(90,247)
Exercised, weighted average exercise price	$ 13.29	$ 11.72
Options outstanding at the end of period, number of shares	6,708,632	7,181,256
Options outstanding at the end of period, weighted average exercise price	$ 15.38	$ 15.24
Options exercisable at the end of period, number of shares	3,639,501	1,769,180
Options exercisable at the end of period, weighted average exercise price	$ 16.3	$ 17.23

Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Income Taxes:
Income tax expense for income and the portion of earnings retained based on 162(m) limitations	$ 9.5	$ 6
Income tax expense - effective tax rate, percentage	54.00%
Federal, state, and city statutory corporate tax rate, percentage	45.00%
Real Estate Investment Trust [Member]
Income Taxes:
Income tax expense for income and the portion of earnings retained based on 162(m) limitations	$ 4.1	$ 1.3
Maximum percent amount of ordinary income that the combined statutory tax rate applies to, percentage	10.00%

Lease Commitments and Contingencies (Detail) (USD $)	Mar. 31, 2011	Dec. 31, 2010
Disclosure of Lease Commitments and Contingencies:
Aggregate future net minimum lease payments	$ 10,583,000
Earn-out payment from Merganser acquisition		14,100,000
Lease Commitments:
Lease Commitment - 2011	2,204,000
Lease Commitment - 2012	2,939,000
Lease Commitment - 2013	2,939,000
Lease Commitment - 2014	2,510,000
Lease Commitment - 2015	161,000
Lease Commitment - Later years	27,000
Aggregate future minimum lease payments	10,780,000
Sublease Income:
Sublease income - 2011	127,000
Sublease income - 2012	70,000
Aggregate future minimum sublease income	197,000
Net Operating Leases:
Net Lease Commitment - 2011	2,077,000
Net Lease Commitment - 2012	2,869,000
Net Lease Commitment - 2013	2,939,000
Net Lease Commitment - 2014	2,510,000
Net Lease Commitment - 2015	161,000
Net Lease Commitment - Later years	27,000
Aggregate future net minimum lease payments	$ 10,583,000

Interest Rate Risk (Detail) (Derivative Liabilities, USD $) In Thousands	Mar. 31, 2011	Dec. 31, 2010
Interest Rate Risk:
Liabilities for interest rate swaps, notional amount	$ 33,400,000	$ 27,100,000

RCAP Regulatory Requirements (Detail) (RCap [Member], USD $)	Mar. 31, 2011
RCAP Regulatory Requirements:
Minimum net capital requirement	$ 250,000
Net capital early warning threshold	300,000
Regulatory net capital	274,700,000
Regulatory net capital, excess net capital	$ 274,400,000